UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05888
SMALLCAP World Fund, Inc.
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class A
| SMCWX
for the six months ended March 31,
2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	1.03% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class C
| SCWCX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.77% *
*Ann
ua
lized.
Key
fund
statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
inform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class T
| TSFFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 35	0.75% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio
holdings by sector
(percent of net assets)
Avai
la
bility of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-1
| SCWFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 51	1.08% *
*Annualized.
Key fun
d
statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio
holdings by
sector
(percent of net
assets
)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-2
| SMCFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 36	0.76% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions )	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-3
| SFCWX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.65% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (
householding
). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your
financial
intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-A
| CSPAX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 50	1.05% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one
copy
of
most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-C
| CSPCX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85	1.80% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio
holdings
by sector
(percent of net assets)
Availabi
li
ty
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-E
| CSPEX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 59	1.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
SMALLCAP World Fund
®
Class 529-T
| TWSFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.83% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-1
| CSPFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 43	0.90% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-2
| FSWFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 36	0.76% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-3
| FSFWX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.70% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-1
| RSLAX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 83	1.75% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-2
| RSLBX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 83	1.75% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by
sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-2E
| RSEBX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 69	1.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus
, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary.
Your
instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-035-0525 © 2025 Capital Group. All rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-3
| RSLCX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 61	1.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days
of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-4
| RSLEX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 47	1.00% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-5E
| RSLDX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 38	0.80% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-5
| RSLFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.70% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-035-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-6
| RLLGX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 68,659
Total number of portfolio holdings	867
Portfolio turnover rate	21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-035-0525 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

SMALLCAP World Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended March 31, 2025
Lit. No. MFGEFP2-035-0525 © 2025 Capital Group. All rights reserved.

Investment portfolio March 31, 2025unaudited

Common stocks 94.63%		Shares	Value (000)
Industrials 22.37%
	Comfort Systems USA, Inc.	1,608,740	$518,545
	Diploma PLC[1]	10,369,406	517,965
	Crane Co.	2,455,426	376,122
	AZEK Co., Inc. (The), Class A2	6,800,198	332,462
	Saia, Inc.[2]	942,027	329,172
	Kadant, Inc.[1,3]	845,489	284,854
	CSW Industrials, Inc.[1]	943,751	275,122
	IMCD NV3	2,038,381	271,317
	CBIZ, Inc.[1,2]	3,390,244	257,184
	BELIMO Holding AG	398,707	244,763
	Arcosa, Inc.[1]	3,084,020	237,840
	Enpro, Inc.[1]	1,463,396	236,763
	IMI PLC	9,559,569	235,111
	Casella Waste Systems, Inc., Class A2	1,962,093	218,793
	XPO, Inc.[2]	1,979,605	212,966
	International Container Terminal Services, Inc.	34,119,756	211,811
	SPIE SA	4,626,197	197,138
	Enerpac Tool Group Corp., Class A1	4,347,380	195,023
	Babcock International Group PLC	20,579,200	192,141
	Trelleborg AB, Class B	4,993,416	186,270
	UL Solutions, Inc., Class A	3,278,876	184,929
	Cleanaway Waste Management, Ltd.[1]	112,608,239	183,830
	Hensoldt AG2,3	2,720,782	182,314
	First Advantage Corp.[1,2,3]	12,879,113	181,467
	FTAI Aviation, Ltd.	1,620,382	179,911
	VSE Corp.[1]	1,494,678	179,346
	Herc Holdings, Inc.	1,323,986	177,772
	Interpump Group SpA[2]	4,897,106	174,666
	Carel Industries SpA[1,2,3]	8,874,312	162,096
	Bombardier, Inc., Class B2	2,862,578	161,087
	Addtech AB, Class B	5,442,314	159,538
	Lifco AB, Class B	4,195,000	148,499
	Rumo SA	50,786,647	144,356
	NICHIAS Corp.[1]	4,618,900	143,041
	Applied Industrial Technologies, Inc.	603,984	136,102
	AZZ, Inc.[1,2]	1,614,557	134,993
	Wizz Air Holdings PLC[1,2,3]	6,686,051	129,271
	Inox Wind, Ltd.[1,2]	68,105,401	129,105
	Japan Elevator Service Holdings Co., Ltd.[1,3]	7,016,300	128,843
	Hub Group, Inc., Class A	3,434,989	127,679
	Karman Holdings, Inc.[2]	3,781,746	126,386
	DO & CO AG, non-registered shares[1,2]	713,369	125,866
	Weir Group PLC (The)	3,978,926	120,142
	Qantas Airways, Ltd.	20,961,789	119,539
	Armstrong World Industries, Inc.	833,760	117,460
	ICF International, Inc.[1]	1,365,505	116,027
	Graco, Inc.	1,374,000	114,743
	Howden Joinery Group PLC	12,143,042	113,491
	Masco Corp.	1,625,000	113,002
	Nexans SA	1,143,815	112,636
	Federal Signal Corp.	1,522,593	111,987
	VAT Group AG	305,406	110,361
	Volution Group PLC[1]	15,759,887	109,735
	Regal Rexnord Corp.	941,623	107,204
	BayCurrent, Inc.	2,429,030	105,426
	Watsco, Inc.	200,000	101,660
	SWCC Corp.[1,3]	2,402,558	100,027
	Sweco AB, Class B	5,362,579	96,488
	Builders FirstSource, Inc.[2]	760,228	94,983
	Takasago Thermal Engineering Co., Ltd.	2,548,200	94,834
	Arcadis NV, non-registered shares	1,757,001	89,757
	International Consolidated Airlines Group SA (CDI)	26,494,000	89,755
	Copa Holdings, SA, Class A	948,945	87,739
	Grafton Group PLC	7,843,552	87,648
	Matson, Inc.	683,086	87,551

1	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Cadre Holdings, Inc.[1]	2,954,762	$87,491
	Air Lease Corp., Class A	1,800,000	86,958
	Moog, Inc., Class A	493,864	85,611
	INVISIO Communications AB	2,176,552	83,419
	Loar Holdings, Inc.[2,3]	1,162,560	82,135
	Sinfonia Technology Co., Ltd.[1,3]	2,022,246	81,319
	Tecnoglass, Inc.	1,118,161	80,004
	Adecco Group AG3	2,626,231	78,959
	Munters Group AB2	7,659,163	78,776
	SiteOne Landscape Supply, Inc.[2]	609,885	74,064
	Alaska Air Group, Inc.[2]	1,500,000	73,830
	LS Electric Co., Ltd.	602,927	73,470
	MonotaRO Co., Ltd.	3,820,100	71,341
	Visional, Inc.[2,3]	1,377,946	69,562
	KEI Industries, Ltd.	2,007,514	67,728
	dormakaba Holding AG	89,566	66,925
	Harmonic Drive Systems, Inc.	3,089,767	65,763
	Simpson Manufacturing Co., Inc.	403,347	63,358
	McGrath RentCorp	566,448	63,102
	Instalco AB1,2	20,455,459	63,012
	R&S Group Holding AG1,2	2,967,426	62,240
	REV Group, Inc.	1,940,455	61,318
	AQ Group AB	3,743,147	59,808
	Montana Aerospace AG2	3,098,065	59,643
	Chemring Group PLC	12,126,351	58,405
	Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	5,463,036	53,695
	Engcon AB, Class B	5,803,859	53,001
	QinetiQ Group PLC	10,474,094	52,354
	TFI International, Inc. (CAD denominated)	621,762	48,141
	TFI International, Inc.	39,510	3,060
	Upwork, Inc.[2]	3,898,392	50,874
	SPX Technologies, Inc.[2]	379,569	48,881
	Kandenko Co., Ltd.	2,723,600	48,827
	Mader Group, Ltd.[1]	12,668,433	48,348
	CECO Environmental Corp.[1,2]	1,971,334	44,946
	Voltronic Power Technology Corp.	956,000	44,251
	RS Group PLC	6,047,189	44,024
	MISUMI Group, Inc.	2,500,000	41,710
	Willscot Holdings Corp., Class A	1,500,000	41,700
	Alight, Inc., Class A	7,021,606	41,638
	CAE, Inc.[2]	1,657,584	40,753
	Georg Fischer AG3	553,020	40,245
	AirTAC International Group	1,550,000	39,268
	MDA Space, Ltd.[2]	2,038,828	38,947
	Hammond Power Solutions, Inc., Class A3	730,120	38,610
	Sterling Infrastructure, Inc.[2]	340,169	38,511
	Reliance Worldwide Corp., Ltd.	13,700,714	38,463
	RENK Group AG2,3	785,207	37,659
	Shaily Engineering Plastics, Ltd.	1,750,913	37,305
	Localiza Rent a Car SA, ordinary nominative shares	6,302,250	37,097
	Fiverr International, Ltd.[2,3]	1,518,959	35,969
	UFP Industries, Inc.	333,295	35,676
	AAON, Inc.	451,170	35,250
	Trex Co., Inc.[2]	602,320	34,995
	Boyd Group Services, Inc.[3]	241,918	34,780
	APi Group Corp.[2]	907,771	32,462
	Ventia Services Group Pty, Ltd.	12,643,253	31,993
	FTI Consulting, Inc.[2]	190,072	31,187
	SATS, Ltd.	13,472,700	30,766
	Kingspan Group PLC	376,909	30,482
	Indutrade AB	1,080,000	30,011
	ATS Corp.[2]	1,196,000	29,812
	CCR SA, ordinary nominative shares	14,562,465	29,704
	Sinoseal Holding Co., Ltd., Class A	5,724,536	29,329
	THK Co., Ltd.	1,191,900	29,130
	Construction Partners, Inc., Class A2	402,929	28,959
	Byrna Technologies, Inc.[1,2]	1,717,927	28,930
	Chart Industries, Inc.[2]	200,000	28,872
	Warom Technology, Inc. Co., Class A2	9,269,063	27,337

SMALLCAP World Fund	2

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Generac Holdings, Inc.[2]	207,989	$26,342
	Storskogen Group AB, Class B	20,150,620	26,191
	Valmet OYJ[3]	945,415	25,690
	Beijer Ref AB, Class B	1,783,220	25,024
	MYR Group, Inc.[2]	219,175	24,786
	BWX Technologies, Inc.	250,845	24,746
	FTAI Infrastructure, Inc.	5,345,350	24,214
	Kurita Water Industries, Ltd.	750,000	23,190
	IndiaMart InterMesh, Ltd.	953,358	23,066
	Worthington Enterprises, Inc.	457,502	22,916
	GMS, Inc.[2]	302,792	22,155
	Melrose Industries PLC	3,561,312	21,948
	InPost SA2	1,411,873	20,778
	discoverIE Group PLC	2,945,272	20,688
	Grupa Pracuj SA3	1,300,000	19,586
	Cera Sanitaryware, Ltd.	286,600	18,880
	Delhivery Ltd.[2]	6,166,499	18,325
	Judges Scientific PLC	172,306	17,711
	Karnell Group AB1,2	3,739,000	17,581
	easyJet PLC	3,000,000	17,217
	Spirax Group PLC	195,533	15,747
	Teleperformance SE	155,915	15,718
	Oshkosh Corp.	150,000	14,112
	Advanced Drainage Systems, Inc.	122,511	13,311
	Avis Budget Group, Inc.[2,3]	163,684	12,424
	Fluidra, SA, non-registered shares	518,562	12,179
	Ariston Holding NV	2,678,574	11,904
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[2]	2,259,484	11,795
	Limbach Holdings, Inc.[2]	149,280	11,117
	Resolute Holdings Management, Inc.[2,3]	148,877	4,666
	Nitta Corp.	180,825	4,525
	Johns Lyng Group, Ltd.	3,267,321	4,409
	Einride AB1,2,4,5	438,277	4,010
	Miura Co., Ltd.	165,147	3,281
			15,361,079

Consumer discretionary 17.10%
	TopBuild Corp.[1,2]	2,158,183	658,138
	Dollarama, Inc.	5,010,000	535,728
	Champion Homes, Inc.[1,2]	4,312,636	408,665
	CAVA Group, Inc.[2]	4,600,557	397,534
	Wyndham Hotels & Resorts, Inc.	3,864,140	349,743
	Cavco Industries, Inc.[1,2]	660,036	342,975
	Tube Investments of India, Ltd.[1]	10,311,907	331,714
	Lottomatica Group SpA[1,2]	15,024,834	302,583
	Entain PLC	31,318,754	235,985
	Ollies Bargain Outlet Holdings, Inc.[2]	2,021,157	235,182
	Patrick Industries, Inc.[1,3]	2,691,452	227,589
	Global-E Online, Ltd.[2]	6,331,705	225,725
	Evolution AB	3,006,599	224,280
	Games Workshop Group PLC	1,212,576	219,805
	Toll Brothers, Inc.	1,927,000	203,472
	Floor & Decor Holdings, Inc., Class A2	2,443,374	196,618
	MakeMyTrip, Ltd.[2]	1,967,696	192,815
	KB Home	2,957,918	171,914
	Thor Industries, Inc.[3]	2,008,479	152,263
	YETI Holdings, Inc.[1,2]	4,585,351	151,775
	Bright Horizons Family Solutions, Inc.[2]	1,186,932	150,788
	Modine Manufacturing Co.[2]	1,919,221	147,300
	DraftKings, Inc., Class A2	4,227,032	140,380
	Installed Building Products, Inc.	778,859	133,543
	DPC Dash, Ltd.[1,2]	10,400,586	132,393
	Adtalem Global Education, Inc.[2]	1,304,187	131,253
	Inchcape PLC	14,655,495	127,149
	Jumbo SA	4,562,224	124,754
	Moncler SpA	2,015,000	124,511
	Lennar Corp., Class A	1,058,458	121,490

3	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Lennar Corp., Class B	21,169	$2,309
	Genius Sports, Ltd.[2]	11,558,583	115,701
	Williams-Sonoma, Inc.	700,000	110,670
	Wayfair, Inc., Class A2,3	3,404,194	109,036
	Light & Wonder, Inc.[2]	1,204,138	104,290
	Levi Strauss & Co., Class A	6,625,378	103,290
	Watches of Switzerland Group PLC[1,2]	19,165,624	102,827
	Century Communities, Inc.	1,512,000	101,455
	Metaplanet, Inc.[1,2,3]	34,805,000	99,812
	Norwegian Cruise Line Holdings, Ltd.[2]	5,237,662	99,306
	Five Below, Inc.[2]	1,323,734	99,181
	Sega Sammy Holdings, Inc.[3]	5,116,700	98,781
	Polaris, Inc.[3]	2,405,834	98,495
	Domino’s Pizza Group PLC[1,2]	26,295,118	96,496
	Food & Life Companies, Ltd.	3,123,000	93,326
	B&M European Value Retail SA	27,504,173	92,741
	Skechers USA, Inc., Class A2	1,600,000	90,848
	Cairn Homes PLC (GBP denominated)[1,2]	23,058,883	47,433
	Cairn Homes PLC (EUR denominated)[1,2]	18,043,566	37,247
	Genda, Inc.[1,2,3]	9,315,000	84,021
	Murphy USA, Inc.	175,000	82,217
	Domino’s Pizza, Inc.	176,500	81,093
	Rusta AB1,2	12,143,335	79,671
	BRP, Inc.[3]	2,223,013	75,061
	Zalando SE, non-registered shares[2]	2,170,960	74,910
	Auction Technology Group PLC[1,2]	9,694,672	72,930
	Pool Corp.	226,382	72,069
	Grand Canyon Education, Inc.[2]	409,860	70,914
	Melco Resorts & Entertainment, Ltd. (ADR)[2]	13,361,247	70,414
	Kontoor Brands, Inc.	1,076,410	69,030
	Darden Restaurants, Inc.	303,300	63,014
	Temple & Webster Group, Ltd.[2]	5,938,319	61,781
	Acushnet Holdings Corp.	888,442	61,000
	Brunello Cucinelli SpA	532,326	60,987
	Sanrio Co., Ltd.[3]	1,278,300	59,202
	MGM China Holdings, Ltd.	39,776,800	53,530
	Guzman y Gomez, Ltd.[2]	2,629,771	53,409
	Aditya Vision, Ltd.[1,2]	9,920,681	51,655
	ABC-Mart, Inc.	2,761,100	51,348
	Meritage Homes Corp.	706,800	50,098
	Malibu Boats, Inc., Class A1,2	1,622,920	49,791
	Peloton Interactive, Inc., Class A2	7,742,528	48,933
	Shoei Co., Ltd.[1,3]	4,291,700	48,819
	Steven Madden, Ltd.	1,710,595	45,570
	OneSpaWorld Holdings, Ltd.	2,640,336	44,331
	Boot Barn Holdings, Inc.[2]	408,357	43,870
	Jack in the Box, Inc.[1,3]	1,606,607	43,684
	Dominos Pizza Enterprises, Ltd.	2,699,202	43,356
	Camping World Holdings, Inc., Class A	2,585,749	41,786
	Planet Fitness, Inc., Class A2	430,000	41,542
	IDP Education, Ltd.	6,950,853	41,288
	Wingstop, Inc.	177,075	39,945
	Puuilo OYJ	3,024,995	37,291
	VF Corp.	2,380,695	36,948
	Fox Factory Holding Corp.[2]	1,533,833	35,800
	XPEL, Inc.[2]	1,215,335	35,707
	RH2	150,000	35,162
	Smartfit Escola de Ginástica e Dança SA	9,507,190	34,021
	JVCKENWOOD Corp.[3]	4,047,100	33,986
	Vail Resorts, Inc.	211,792	33,891
	Beazer Homes USA, Inc.[1,2]	1,659,813	33,844
	Nien Made Enterprise Co., Ltd.	2,799,018	33,514
	Tsuburaya Fields Holdings, Inc.	2,856,800	33,251
	tonies SE, Class A2	5,413,768	32,623
	Six Flags Entertainment Corp.[2]	878,120	31,323
	Central Automotive Products, Ltd.	2,723,400	30,728
	Sabre Corp.[2]	10,508,386	29,529
	Winnebago Industries, Inc.	850,825	29,319
	MRF, Ltd.	22,026	29,006

SMALLCAP World Fund	4

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Trainline PLC[2]	8,000,000	$28,109
	Whirlpool Corp.[3]	291,517	26,274
	On Holding AG, Class A2	597,877	26,259
	Amber Enterprises India, Ltd.[2]	297,040	24,899
	Yonex Co., Ltd.[3]	1,484,700	23,691
	Dine Brands Global, Inc.[1]	999,093	23,249
	Flutter Entertainment PLC[2]	100,000	22,155
	Crompton Greaves Consumer Electricals, Ltd.	5,192,978	21,564
	ThredUp, Inc., Class A2	8,707,600	20,985
	MIPS AB	543,100	20,910
	Barratt Redrow PLC	3,315,285	18,230
	Berkeley Group Holdings PLC	385,732	17,932
	Victorias Secret & Co.[2]	909,517	16,899
	Hanesbrands, Inc.[2]	2,919,114	16,843
	Pet Valu Holdings, Ltd.[3]	850,263	15,652
	OneWater Marine, Inc., Class A2,3	754,805	12,213
	Hasbro, Inc.	190,739	11,729
	MasterCraft Boat Holdings, Inc.[2]	676,133	11,643
	Traeger, Inc.[2]	6,499,660	10,919
	Caesars Entertainment, Inc.[2]	400,000	10,000
	Crocs, Inc.[2]	93,470	9,927
	Balkrishna Industries, Ltd.	311,475	9,274
	Haichang Ocean Park Holdings, Ltd.[2,3]	98,571,000	8,241
	EIH, Ltd.	1,589,469	6,558
	Devyani International, Ltd.[2]	3,404,298	5,930
	KinderCare Learning Companies, Inc.[2,3]	454,250	5,265
	StockX, Inc.[2,4,5]	161,790	4,664
	Map Aktif Adiperkasa Tbk PT	115,088,800	4,576
	Mattel, Inc.[2]	199,012	3,867
	Brilliant Earth Group, Inc., Class A2	929,849	1,469
	BNN Technology PLC[1,2,4]	19,007,000	— [6]
			11,738,446

Financials 15.03%
	Essent Group, Ltd.[1]	8,394,411	484,525
	360 ONE WAM, Ltd.[1,2]	30,940,949	340,606
	Glacier Bancorp, Inc.[1]	7,504,808	331,863
	National Bank of Greece SA	28,487,135	293,524
	Affirm Holdings, Inc., Class A2	6,281,610	283,866
	SouthState Corp.	2,938,473	272,749
	VZ Holding AG	1,360,883	259,947
	Eurobank Ergasias Services and Holdings SA	93,943,767	252,950
	Goosehead Insurance, Inc., Class A1	1,951,952	230,447
	RenaissanceRe Holdings, Ltd.	952,200	228,528
	Baldwin Insurance Group, Inc. (The), Class A2	4,821,206	215,460
	Cholamandalam Investment and Finance Co., Ltd.	11,053,159	196,159
	Janus Henderson Group PLC	5,219,125	188,671
	Victory Capital Holdings, Inc., Class A1	3,219,141	186,292
	Wintrust Financial Corp.	1,590,463	178,863
	StepStone Group, Inc., Class A	3,268,760	170,727
	Paymentus Holdings, Inc., Class A2	6,469,733	168,860
	Pluxee NV1,3	8,071,249	164,615
	Skyward Specialty Insurance Group, Inc.[1,2]	3,027,544	160,218
	Asia Commercial Joint Stock Bank	146,539,014	155,091
	SLM Corp.	5,268,736	154,743
	JB Financial Group Co., Ltd.[1]	12,546,669	149,204
	Manappuram Finance, Ltd.[1]	51,893,302	140,824
	JTC PLC[1,2]	11,752,168	138,605
	Home BancShares, Inc.	4,829,745	136,537
	Stifel Financial Corp.	1,422,726	134,106
	Banca Generali SpA	2,328,237	130,945
	Kinsale Capital Group, Inc.	257,620	125,386
	AUB Group, Ltd.[1]	6,420,148	124,369
	Vontobel Holding AG	1,679,494	122,367
	Lazard, Inc., Class A	2,804,935	121,454
	AU Small Finance Bank, Ltd.	18,729,913	116,998
	Nuvama Wealth Management, Ltd.	1,635,667	115,833
	OneMain Holdings, Inc.	2,361,042	115,408

5	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	PB Fintech, Ltd.[2]	5,985,248	$110,544
	Marex Group PLC	3,034,458	107,177
	HDFC Asset Management Co., Ltd.	2,278,856	106,773
	BNK Financial Group, Inc.	15,230,115	106,531
	SiriusPoint, Ltd.[1,2]	6,000,000	103,740
	Aptus Value Housing Finance India, Ltd.[1]	27,453,811	94,532
	Euronext NV	585,333	84,771
	IIFL Finance, Ltd.[1,2]	21,873,820	83,392
	Discovery, Ltd.	7,307,799	79,556
	Oscar Health, Inc., Class A2	6,045,621	79,258
	Trupanion, Inc.[2,3]	2,090,480	77,912
	Fukuoka Financial Group, Inc.	2,914,600	76,925
	NMI Holdings, Inc.[2]	2,060,515	74,282
	Max Financial Services, Ltd.[2]	5,464,577	73,250
	Nova Ljubljanska Banka dd (GDR)	2,365,833	71,951
	Canara Bank	69,508,880	71,874
	Radian Group, Inc.	2,161,287	71,474
	East West Bancorp, Inc.	796,201	71,467
	CVB Financial Corp.	3,640,796	67,209
	City Union Bank, Ltd.	36,608,696	67,184
	Banco del Bajio, SA3	30,282,067	65,789
	Antin Infrastructure Partners SA	5,753,967	65,575
	Nordnet AB	2,810,653	65,357
	Bridgepoint Group PLC	15,681,131	65,217
	Home First Finance Company India, Ltd.[1,2]	5,013,700	59,222
	Tikehau Capital SCA, non-registered shares[3]	2,861,823	59,215
	Alpha Services and Holdings SA	24,000,000	57,713
	Capitec Bank Holdings, Ltd.	335,975	57,079
	Webster Financial Corp.	1,019,513	52,556
	Sammaan Capital, Ltd.	40,816,248	50,875
	Artisan Partners Asset Management, Inc., Class A	1,277,000	49,931
	Aavas Financiers, Ltd.[2]	1,964,024	47,852
	BSE, Ltd.	739,778	47,178
	BFF Bank SpA[2]	5,644,628	46,593
	Root, Inc., Class A2	344,385	45,955
	Patria Investments, Ltd., Class A	4,011,148	45,286
	TMX Group, Ltd.	1,210,073	44,180
	Gunma Bank, Ltd. (The)[3]	5,163,100	42,710
	Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	42,623
	Plus500, Ltd.	1,191,403	42,260
	Moelis & Co., Class A	719,000	41,961
	Comerica, Inc.	706,621	41,733
	GMO Payment Gateway, Inc.	776,700	41,529
	Roko AB, Class B2	207,519	41,290
	EFG International AG	2,750,000	40,859
	PagSeguro Digital, Ltd., Class A2	5,242,200	39,998
	Premium Group Co., Ltd.[1,3]	2,799,300	39,087
	Hamilton Lane, Inc., Class A	260,801	38,773
	Netwealth Group, Ltd.	2,390,750	38,662
	Regional, SAB de CV, Class A	5,759,695	36,656
	Norion Bank AB2	9,838,520	34,001
	Optima Bank SA	2,026,588	33,711
	First Merchants Corp.	818,755	33,110
	Haci Ömer Sabanci Holding AS	14,011,692	30,994
	United Community Banks, Inc.	1,062,208	29,880
	Pine Labs Pte., Ltd.[2,4,5]	76,998	29,386
	TWFG, Inc., Class A2	878,807	27,164
	Columbia Banking System, Inc.	1,063,800	26,531
	Stewart Information Services Corp.	368,069	26,262
	Steadfast Group, Ltd.	7,191,215	26,129
	XP, Inc., Class A	1,867,000	25,671
	flatexDEGIRO AG	1,096,877	25,175
	Porto Seguro SA	3,500,000	24,534
	Five-Star Business Finance, Ltd.[2]	2,637,590	22,318
	Funding Circle Holdings PLC[2,3]	14,713,073	21,307
	Boku, Inc.[2,5]	9,961,363	20,728
	Hellenic Exchanges - Athens Stock Exchange SA1,2	3,500,000	20,726
	Houlihan Lokey, Inc., Class A	112,959	18,243
	Sprott, Inc.	369,664	16,561

SMALLCAP World Fund	6

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Redwood Trust, Inc. REIT	2,562,000	$15,551
	Linc AB2,3	2,358,208	15,507
	PJT Partners, Inc., Class A	104,935	14,468
	Marqeta, Inc., Class A2	3,457,400	14,244
	Worldline SA, non-registered shares[2]	2,220,568	13,756
	Main Street Capital Corp.	210,341	11,897
	KFin Technologies, Ltd.	532,591	6,367
	L&T Finance, Ltd.	3,550,000	6,353
	PT Bank Syariah Indonesia Tbk	31,961,900	4,479
			10,319,309

Information technology 14.29%
	Insight Enterprises, Inc.[1,2]	2,556,438	383,440
	eMemory Technology, Inc.[1,2]	5,493,762	383,422
	Fabrinet, non-registered shares[2]	1,343,595	265,373
	Kokusai Electric Corp.[1]	15,861,707	260,828
	Reply SpA	1,571,355	257,821
	Allegro MicroSystems, Inc.[1,2]	9,997,958	251,249
	MKS Instruments, Inc.	2,834,126	227,155
	Ncino, Inc.[1,2]	8,238,607	226,315
	Coforge, Ltd.	2,348,018	220,794
	Lumentum Holdings, Inc.[2]	3,352,750	209,010
	Impinj, Inc.[1,2]	2,281,933	206,971
	Global Unichip Corp.[2]	6,310,403	203,779
	Softcat PLC	9,564,117	195,609
	Dexerials Corp.[1,3]	15,484,500	191,379
	Lagercrantz Group AB, Class B	8,984,875	186,009
	Silicon Laboratories, Inc.[2]	1,577,446	177,573
	Maruwa Co., Ltd.[1]	850,043	174,719
	Lumine Group, Inc., subordinate voting shares[2]	5,967,653	167,951
	Vitec Software Group AB, Class B	2,984,923	162,890
	Viavi Solutions, Inc.[1,2]	14,455,454	161,757
	PAR Technology Corp.[1,2,3]	1,651,319	101,292
	PAR Technology Corp.[1,2,5]	838,810	51,453
	Intapp, Inc.[2]	2,506,873	146,351
	King Slide Works Co., Ltd.	2,896,983	146,063
	MACOM Technology Solutions Holdings, Inc.[2]	1,450,591	145,610
	Kulicke and Soffa Industries, Inc.[1]	4,159,503	137,180
	VusionGroup[3]	618,173	132,625
	OSI Systems, Inc.[2]	674,343	131,052
	Lotes Co., Ltd.	3,067,000	129,338
	SHIFT, Inc.[1,2,3]	16,394,900	127,212
	Pegasystems, Inc.	1,806,781	125,607
	ASMPT, Ltd.	17,186,515	120,681
	Q2 Holdings, Inc.[2]	1,488,553	119,099
	Topicus.com, Inc., subordinate voting shares[2]	1,094,505	107,386
	Rubrik, Inc., Class A2	1,750,000	106,715
	Nova, Ltd.[2]	563,068	103,790
	Confluent, Inc., Class A2	4,408,668	103,339
	Jentech Precision Industrial Co., Ltd.	3,409,467	102,453
	Alkami Technology, Inc.[2]	3,815,499	100,157
	Monday.com, Ltd.[2]	405,134	98,512
	Money Forward, Inc.[1,2,3]	3,620,671	97,445
	Unity Software, Inc.[2]	4,932,714	96,632
	Novanta, Inc.[2]	755,395	96,592
	Globant SA2,3	810,393	95,399
	GitLab, Inc., Class A2	1,963,228	92,272
	Clearwater Analytics Holdings, Inc., Class A2	3,378,171	90,535
	Celestica, Inc.[2]	1,025,524	80,822
	Semtech Corp.[2]	2,275,335	78,272
	Megaport, Ltd.[1,2]	12,808,950	78,078
	RingCentral, Inc., Class A2	3,103,767	76,849
	Credo Technology Group Holding, Ltd.[2]	1,888,230	75,831
	Power Integrations, Inc.	1,500,458	75,773
	Appier Group, Inc.[1,3]	8,183,100	74,000
	Klaviyo, Inc., Class A2	2,390,698	72,343
	ALTEN SA, non-registered shares[2]	686,192	67,298
	Nippon System Development Co., Ltd.[3]	2,987,400	66,886

7	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Amano Corp.	2,391,500	$63,853
	SINBON Electronics Co., Ltd.[2]	8,152,092	63,207
	Ingram Micro Holding Corp.	3,488,145	61,880
	Crane NXT, Co.	1,175,737	60,433
	Tokyo Seimitsu Co., Ltd.[3]	1,051,800	56,898
	Vertex, Inc., Class A2,3	1,588,928	55,628
	Disco Corp.	255,900	52,687
	Okta, Inc., Class A2	500,000	52,610
	Alphawave IP Group PLC[1,2,3]	38,779,589	47,352
	Riken Keiki Co., Ltd.[1,3]	2,699,652	46,807
	Guidewire Software, Inc.[2]	239,672	44,905
	Tri Chemical Laboratories, Inc.[1,3]	2,580,900	44,752
	MongoDB, Inc., Class A2	234,281	41,093
	CDW Corp.	250,000	40,065
	Nemetschek SE	339,710	39,394
	Riskified, Ltd., Class A2	8,313,598	38,409
	Progress Software Corp.	722,081	37,194
	Nayax, Ltd.[2]	1,075,000	36,339
	Vontier Corp.	1,100,000	36,135
	Socionext, Inc.[3]	2,947,500	36,038
	Astera Labs, Inc.[2]	600,000	35,802
	Hexaware Technologies, Ltd.	2,783,876	22,824
	Hexaware Technologies, Ltd.[7]	1,488,659	12,205
	VisEra Technologies Co., Ltd.	4,720,062	31,635
	Cognex Corp.	1,050,536	31,337
	HPSP Co., Ltd.	1,674,086	30,334
	SentinelOne, Inc., Class A2	1,649,206	29,983
	BlackLine, Inc.[2]	595,000	28,810
	Flex, Ltd.[2]	864,808	28,608
	Aixtron SE3	2,215,922	24,317
	Dock, Ltd.[2,4,5]	4,318,937	22,199
	SmartCraft ASA, Class A2	8,566,879	21,628
	GFT Technologies SE2,3	861,213	20,954
	Tanla Platforms, Ltd.	3,678,003	20,008
	Yubico AB2,3	1,100,000	19,941
	CompoSecure, Inc., Class A3	1,786,525	19,420
	A&D HOLON Holdings Co., Ltd.[1]	1,536,676	19,029
	Noventiq Holdings PLC (GDR)[1,2,4,8]	17,110,290	18,992
	Noventiq Holdings PLC (GDR)[1,2,4]	16,060	18
	SiTime Corp.[2]	123,011	18,805
	Spectris PLC	591,705	17,882
	Planisware SAS[2]	700,977	17,727
	INFICON Holding AG	15,347	16,104
	AAC Technologies Holdings, Inc.	2,629,000	16,023
	Bechtle AG, non-registered shares[3]	421,643	15,638
	LEM Holding SA	19,392	15,605
	Accton Technology Corp.	803,000	14,192
	Bytes Technology Group PLC	2,038,773	12,799
	NCAB Group AB	2,385,584	12,195
	EPAM Systems, Inc.[2]	71,760	12,116
	Xiamen Faratronic Co., Ltd., Class A	799,214	12,101
	COMET Holding AG	47,000	11,803
	BE Semiconductor Industries NV	110,177	11,444
	Wolfspeed, Inc.[2,3]	2,929,700	8,965
	Cellebrite DI, Ltd.[2]	410,001	7,966
	Hamamatsu Photonics KK3	773,800	7,560
	Entegris, Inc.	79,014	6,912
	ON Semiconductor Corp.[2]	167,850	6,830
	Silvaco Group, Inc.[2,3]	1,208,618	5,511
	Patreon, Inc., Class B2,4,5	189,951	2,397
	Yotpo, Ltd.[2,4,5]	2,620,102	2,122
	Foursquare Labs, Inc., Series A2,4,5	1,970,385	1,399
	Tarana Wireless, Inc., Class C2,4	862,071	871
			9,813,676

SMALLCAP World Fund	8

Common stocks (continued)		Shares	Value (000)

Health care 11.74%
	Molina Healthcare, Inc.[2]	1,723,751	$567,786
	Max Healthcare Institute, Ltd.	34,469,954	443,109
	Insulet Corp.[2]	956,541	251,197
	Ensign Group, Inc. (The)	1,748,405	226,244
	Masimo Corp.[2]	1,148,094	191,272
	Xenon Pharmaceuticals, Inc.[1,2]	5,301,139	177,853
	Laurus Labs, Ltd.	22,935,270	164,056
	Glenmark Pharmaceuticals, Ltd.	9,068,639	162,401
	Krystal Biotech, Inc.[2]	886,706	159,873
	iRhythm Technologies, Inc.[2]	1,493,700	156,361
	NovoCure, Ltd.[1,2]	8,340,318	148,624
	Integer Holdings Corp.[2]	1,248,908	147,384
	BONESUPPORT Holding AB1,2	5,007,614	146,821
	Penumbra, Inc.[2]	543,274	145,277
	Insmed, Inc.[2]	1,840,814	140,436
	SCHOTT Pharma AG & Co. KGaA, non-registered shares[3]	5,446,791	139,364
	NewAmsterdam Pharma Co. NV1,2,3	6,648,847	136,102
	Ambu AS, Class B, non-registered shares	7,922,510	135,880
	Ionis Pharmaceuticals, Inc.[2]	4,457,027	134,469
	agilon health, Inc.[1,2]	30,863,427	133,639
	DiaSorin Italia SpA	1,181,004	116,973
	Bachem Holding AG3	1,969,169	116,257
	Zealand Pharma AS2	1,484,886	111,758
	Carl Zeiss Meditec AG, non-registered shares	1,614,490	105,899
	Asker Healthcare Group AB2	13,040,923	104,438
	Vimian Group AB (publ)[2,3]	23,982,633	101,842
	DexCom, Inc.[2]	1,384,000	94,513
	Ypsomed Holding AG	244,462	94,436
	BridgeBio Pharma, Inc.[2]	1,699,570	58,754
	BridgeBio Pharma, Inc.[2,5]	965,653	33,383
	Ascendis Pharma AS (ADR)[2]	579,165	90,269
	CONMED Corp.[3]	1,486,954	89,797
	Siegfried Holding AG3	86,755	89,242
	Haemonetics Corp.[2]	1,388,444	88,236
	Vaxcyte, Inc.[2]	2,150,521	81,204
	Doximity, Inc., Class A2	1,385,674	80,411
	LivaNova PLC[2]	1,953,879	76,748
	Gubra AS1,2,3	1,254,000	75,860
	Aster DM Healthcare, Ltd.	13,350,261	75,386
	Zai Lab, Ltd. (ADR)[2,3]	2,083,023	75,280
	Establishment Labs Holdings, Inc.[1,2,3]	1,746,640	71,272
	Phreesia, Inc.[2]	2,743,261	70,118
	Structure Therapeutics, Inc. (ADR)[1,2,3]	3,655,937	63,284
	KRKA, dd, Novo mesto	335,262	62,328
	Camurus AB2	1,087,307	61,740
	Encompass Health Corp.	565,890	57,313
	CRISPR Therapeutics AG2,3	1,647,885	56,078
	Natera, Inc.[2]	396,421	56,058
	Guardant Health, Inc.[2]	1,272,336	54,202
	Glaukos Corp.[2]	550,322	54,163
	Asahi Intecc Co., Ltd.	3,342,200	54,047
	EBOS Group, Ltd.	2,466,926	53,337
	SAI Life Sciences, Ltd.[2]	5,458,706	48,366
	Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	47,915
	Halozyme Therapeutics, Inc.[2]	745,157	47,548
	Cytokinetics, Inc.[2]	1,168,110	46,946
	Arcellx, Inc.[2]	709,374	46,535
	Addus HomeCare Corp.[2]	460,158	45,505
	Spyre Therapeutics, Inc.[2,3]	2,743,315	44,263
	Poly Medicure, Ltd.	1,682,631	44,077
	Denali Therapeutics, Inc.[2]	3,225,503	43,851
	Legend Biotech Corp. (ADR)[2]	1,267,165	42,995
	Globus Medical, Inc., Class A2	574,500	42,053
	Innovent Biologics, Inc.[2]	6,938,500	41,874
	IDEAYA Biosciences, Inc.[2]	2,485,528	40,713
	Surgical Science Sweden AB1,2,3	3,271,097	40,121
	Exact Sciences Corp.[2]	890,000	38,528
	Alnylam Pharmaceuticals, Inc.[2]	137,700	37,182
	KalVista Pharmaceuticals, Inc.[1,2]	3,177,587	36,669

9	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Scholar Rock Holding Corp.[2]	1,128,752	$36,289
	Dr. Lal PathLabs, Ltd.	1,227,272	35,544
	Soleno Therapeutics, Inc.[2]	464,833	33,212
	Onesource Specialty Pharma, Ltd.[2]	1,560,571	31,704
	Entero Healthcare Solutions, Ltd.[1,2]	2,358,555	31,329
	J. B. Chemicals & Pharmaceuticals, Ltd.	1,641,148	31,041
	Genus PLC	1,278,452	30,815
	Sectra AB, Class B2	1,281,122	30,653
	Centene Corp.[2]	500,000	30,355
	AbCellera Biologics, Inc.[2]	13,361,096	29,795
	Praxis Precision Medicines, Inc.[2]	748,236	28,336
	AddLife AB, Class B	1,955,859	28,229
	SKAN Group AG	350,339	27,583
	Intellia Therapeutics, Inc.[2]	3,779,424	26,872
	Rapport Therapeutics, Inc.[1,2,3]	2,602,529	26,103
	Vericel Corp.[2]	579,557	25,860
	Blueprint Medicines Corp.[2]	279,539	24,742
	XVIVO Perfusion AB2	875,634	24,616
	Semler Scientific, Inc.[1,2,3]	619,779	22,436
	Aspen Pharmacare Holdings, Ltd.	2,467,762	22,077
	Angelalign Technology, Inc.[3]	3,036,800	21,695
	Certara, Inc.[2]	2,160,079	21,385
	KRY International AB, Series A2,4,5	918,277	21,308
	AS ONE Corp.	1,285,400	19,919
	Butterfly Network, Inc., Class A2	8,486,000	19,348
	Indegene, Ltd.[2]	2,867,323	19,308
	Eckert & Ziegler SE	314,060	18,847
	Allogene Therapeutics, Inc.[1,2]	12,265,330	17,907
	ICON PLC[2]	96,053	16,808
	TransMedics Group, Inc.[2,3]	227,441	15,302
	Integra LifeSciences Holdings Corp.[2]	694,742	15,277
	Nordhealth AS, Class A2	4,122,652	14,895
	Tandem Diabetes Care, Inc.[2]	767,000	14,696
	Akums Drugs and Pharmaceuticals, Ltd.[2]	2,656,288	14,668
	Biohaven, Ltd.[2]	578,931	13,918
	Laboratorios Farmaceuticos Rovi, SA non-registered shares	235,754	13,155
	10x Genomics, Inc., Class A2	1,452,300	12,679
	Sana Biotechnology, Inc.[2,3]	5,449,035	9,154
	PACS Group, Inc.[2]	795,512	8,942
	Kymera Therapeutics, Inc.[2]	317,749	8,697
	ChemoMetec A/S	120,036	8,646
	Nakanishi, Inc.	579,700	8,302
	Vicore Pharma Holding AB1,2	11,759,420	8,270
	Apogee Therapeutics, Inc.[2,3]	193,895	7,244
	Merit Medical Systems, Inc.[2]	53,606	5,667
	Nykode Therapeutics ASA[2]	15,050,000	3,139
	Artiva Biotherapeutics, Inc.[2,3]	866,622	2,600
	SpringWorks Therapeutics, Inc.[2]	45,143	1,992
	Arrowhead Pharmaceuticals, Inc.[2]	126,230	1,608
			8,060,882

Materials 3.33%
	APL Apollo Tubes, Ltd.[1,2]	15,000,735	267,313
	Lundin Mining Corp.[3]	24,488,210	198,417
	Sandstorm Gold, Ltd.[1]	23,796,155	179,661
	Celanese Corp.	2,761,810	156,788
	Knife River Corp.[2]	1,562,963	140,995
	Materion Corp.[1]	1,636,971	133,577
	Ramkrishna Forgings, Ltd.[1]	14,089,760	126,948
	ATI, Inc.[2]	2,289,657	119,131
	SigmaRoc PLC[1,2]	89,188,362	104,019
	SOL SpA	2,426,368	97,997
	Sumitomo Bakelite Co., Ltd.	4,188,200	93,719
	Huhtamäki OYJ	1,952,392	69,622
	Element Solutions, Inc.	3,052,000	69,006
	LANXESS AG	2,219,706	66,630
	Lundin Gold, Inc.	1,500,000	46,447
	Cabot Corp.	414,462	34,458

SMALLCAP World Fund	10

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Asahi Yukizai Corp.[1]	1,407,500	$34,155
	Osaka Soda Co., Ltd.[3]	2,800,700	30,471
	Verallia SAS	967,307	30,238
	Acerinox, SA	2,457,109	28,795
	Fujimi, Inc.	2,108,700	26,880
	H.B. Fuller Co.	396,860	22,272
	Arkema SA	275,414	21,023
	Anupam Rasayan India, Ltd.	2,318,109	20,578
	Mayr-Melnhof Karton AG, non-registered shares	224,825	19,222
	Alcoa Corp.	611,995	18,666
	NV Bekaert SA	476,866	17,216
	Montage Gold Corp.[2]	7,546,636	17,096
	Labrador Iron Ore Royalty Corp.[3]	822,000	16,805
	Stella-Jones, Inc.	347,317	16,470
	Tronox Holdings PLC	2,074,904	14,607
	MEC Co., Ltd.	904,700	13,965
	Umicore SA	1,278,123	13,259
	ASP Isotopes Inc.[2,3]	2,523,887	11,837
	Wacker Chemie AG3	69,288	5,673
			2,283,956

Consumer staples 3.30%
	BBB Foods, Inc., Class A2	8,860,826	236,407
	Kotobuki Spirits Co., Ltd.[1]	12,178,715	198,415
	Redcare Pharmacy NV, non-registered shares[1,2,3]	1,137,173	146,105
	Emmi AG	153,677	141,187
	Raia Drogasil SA, ordinary nominative shares	38,979,167	130,125
	BJ’s Wholesale Club Holdings, Inc.[2]	1,106,224	126,220
	Universal Robina Corp.	78,387,549	96,712
	Yamazaki Baking Co., Ltd.	4,936,700	94,890
	Lion Corp.	7,426,501	88,224
	WK Kellogg Co.[1,3]	4,412,189	87,935
	Performance Food Group Co.[2]	928,000	72,969
	Freshpet, Inc.[2]	865,510	71,984
	Varun Beverages, Ltd.	9,771,262	61,627
	Celsius Holdings, Inc.[2,3]	1,684,242	59,993
	ODDITY Tech, Ltd., Class A2,3	1,365,744	59,082
	Royal Unibrew A/S	669,368	53,425
	Grocery Outlet Holding Corp.[2]	3,559,597	49,763
	Radico Khaitan, Ltd.	1,749,854	49,733
	Chongqing Brewery Co., Ltd., Class A	5,182,364	41,869
	United Spirits, Ltd.	2,239,273	36,715
	Ocado Group PLC[2,3]	9,881,291	36,206
	Fresh Del Monte Produce, Inc.	1,028,000	31,693
	e.l.f. Beauty, Inc.[2,3]	502,757	31,568
	Apotea Sverige AB2,3	4,327,241	31,435
	Fever-Tree Drinks PLC	2,980,738	31,372
	COSMOS Pharmaceutical Corp.	564,700	28,349
	Humble Group AB1,2	30,000,000	28,163
	Century Pacific Food, Inc.	43,983,800	28,042
	AAK AB	819,898	22,912
	Bakkafrost P/F	481,902	22,679
	Milbon Co., Ltd.	1,061,606	21,190
	Avenue Supermarts, Ltd.[2]	417,313	19,979
	Lotus Bakeries NV	1,605	14,296
	PZ Cussons PLC[3]	7,206,309	7,271
	China Resources Beverage (Holdings) Co., Ltd.	3,794,200	7,047
			2,265,582

Communication services 2.80%
	Nippon Television Holdings, Inc.[1]	14,193,088	290,624
	Lions Gate Entertainment Corp., Class B2	16,413,444	129,995
	Lions Gate Entertainment Corp., Class A2,3	2,825,000	25,001
	CTS Eventim AG & Co. KGaA	1,520,141	151,872
	Magnite, Inc.[1,2]	11,386,959	129,925
	Hemnet Group AB	3,477,022	115,576
	Baltic Classifieds Group PLC[1]	29,338,851	113,991
	Springer Nature AG & Co. KGaA, non-registered shares[2]	5,349,046	109,317

11	SMALLCAP World Fund

Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	JCDecaux SE2	5,323,794	$90,439
	Airtel Africa PLC	39,198,281	84,213
	Rightmove PLC	9,181,123	81,340
	New York Times Co., Class A	1,500,000	74,400
	Indosat Tbk PT	839,227,404	73,455
	Trustpilot Group PLC[1,2]	23,978,844	69,143
	Cogent Communications Holdings, Inc.	955,288	58,569
	Future PLC[1]	5,491,590	53,396
	TIM SA	15,739,652	49,648
	HYBE Co., Ltd.	300,000	48,272
	4imprint Group PLC	992,467	47,614
	Schibsted ASA, Class A	978,755	26,596
	JYP Entertainment Corp.	649,296	26,269
	Frontier Communications Parent, Inc.[2]	517,869	18,571
	Bharti Hexacom, Ltd.	976,451	16,646
	Lionsgate Studios Corp.[2]	2,076,844	15,514
	Ibotta, Inc., Class A2,3	250,000	10,550
	MTN Group, Ltd.	1,458,066	9,821
	PLAYSTUDIOS, Inc., Class A2	4,500,000	5,715
			1,926,472

Energy 2.15%
	MEG Energy Corp.[1,3]	13,670,022	239,668
	Vallourec SA2,3	11,347,887	213,816
	Weatherford International[1]	3,921,809	210,013
	Viper Energy, Inc., Class A	3,375,927	152,423
	Cactus, Inc., Class A	1,793,382	82,191
	NuVista Energy, Ltd.[2]	7,459,822	70,500
	Transocean, Ltd.[2,3]	20,297,589	64,343
	CNX Resources Corp.[2]	2,000,000	62,960
	Secure Waste Infrastructure Corp.	4,213,888	45,915
	Vista Energy, SAB de CV, Class A (ADR)[2]	949,388	44,204
	New Fortress Energy, Inc., Class A3	5,158,749	42,869
	Championx Corp.	1,344,115	40,055
	Aegis Logistics Ltd.	3,769,301	35,318
	DT Midstream, Inc.	356,000	34,347
	Pason Systems, Inc.	3,350,000	30,612
	Borr Drilling, Ltd.[2,3]	12,015,502	26,314
	Noble Corp. PLC, Class A3	1,046,988	24,814
	Headwater Exploration, Inc.[3]	5,105,000	22,881
	Savannah Energy PLC[1,2,3]	119,056,671	11,150
	Denison Mines Corp.[2]	7,855,001	10,262
	NexGen Energy, Ltd.[2,3]	2,162,233	9,708
			1,474,363

Real estate 1.89%
	Embassy Office Parks REIT	41,450,117	177,128
	Altus Group, Ltd.[1]	2,974,244	106,337
	UMH Properties, Inc. REIT[1]	4,634,708	86,669
	Safestore Holdings PLC REIT	10,034,035	79,574
	National Storage Affiliates Trust REIT	1,941,558	76,497
	Four Corners Property Trust, Inc. REIT	2,267,422	65,075
	International Workplace Group PLC	24,424,285	57,013
	Charter Hall Group REIT	5,500,213	56,035
	Corp. Inmobiliaria Vesta, SAB de CV	23,866,524	54,615
	Phoenix Mills, Ltd. (The)	2,534,230	48,719
	StorageVault Canada, Inc.	17,250,947	46,872
	Macrotech Developers, Ltd.	3,328,369	46,437
	Poly Property Services Co., Ltd., Class H1,2	11,462,800	46,161
	Mindspace Business Parks REIT	9,000,000	39,505
	ESR-REIT REIT	216,458,469	38,518
	Zillow Group, Inc., Class C, nonvoting shares[2]	525,000	35,994
	St. Joe Co.	690,382	32,413
	Swedish Logistic Property AB, Class B2	7,939,069	29,227
	Fastighets AB Balder, Class B2	3,821,000	23,922
	SRE Holdings Corp.[1,3]	1,159,228	23,762
	Prisma Properties AB1,2	9,781,818	23,284
	K-Fast Holding AB, Class B1,2	18,183,928	22,731

SMALLCAP World Fund	12

Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Colliers International Group, Inc.	185,633	$22,465
	Millrose Properties, Inc., Class A, REIT[2]	539,813	14,311
	RE / MAX Holdings, Inc., Class A2	1,500,000	12,555
	Prologis Property Mexico, SA de CV, REIT	3,394,959	10,863
	Brigade Enterprises, Ltd.	877,428	9,998
	Genova Property Group AB3	2,126,731	8,673
			1,295,353

Utilities 0.63%
	Talen Energy Corp.[2]	621,601	124,115
	Neoenergia SA	28,043,311	102,709
	Black Hills Corp.	1,625,412	98,581
	SembCorp Industries, Ltd.	16,633,185	77,715
	ACEN Corp.	578,295,124	30,728
	Mytrah Energy, Ltd.[1,2,4]	10,418,000	— [6]
			433,848
	Total common stocks (cost: $49,606,879,000)		64,972,966
Preferred securities 0.77%
Information technology 0.26%
	PsiQuantum Corp., Series D, preferred shares[2,4,5]	1,334,542	54,885
	Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	40,700
	SiFive, Inc., Series F, preferred shares[2,4,5]	3,451,632	27,475
	ANDPAD, Inc., Series D, preferred shares[2,4,5]	459,413	20,646
	Outreach Corp., Series G, preferred shares[2,4,5]	1,554,053	11,111
	Patreon, Inc., Series E, preferred shares[2,4,5]	698,208	8,812
	Patreon, Inc., Series SEED, noncumulative preferred shares[2,4,5]	163,096	2,058
	Yotpo, Ltd., Series F, preferred shares[2,4,5]	8,332,809	6,750
	Yotpo, Ltd., Series B, preferred shares[2,4,5]	1,111,347	900
	Yotpo, Ltd., Series C, preferred shares[2,4,5]	1,057,985	857
	Yotpo, Ltd., Series A-1, preferred shares[2,4,5]	709,592	575
	Yotpo, Ltd., Series A, preferred shares[2,4,5]	345,899	280
	Yotpo, Ltd., Series C-1, preferred shares[2,4,5]	293,302	237
	Yotpo, Ltd., Series D, preferred shares[2,4,5]	163,552	132
	Yotpo, Ltd., Series B-1, preferred shares[2,4,5]	130,625	106
	Kandou Holding SA, Series D, preferred shares[2,4,5]	4,400,000	1,232
			176,756

Financials 0.17%
	PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4,5]	13,618	52,741
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]	3,980,985	46,140
	Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5]	57,100	21,792
			120,673

Health care 0.13%
	Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4,5]	1,785,714	46,214
	InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5]	605,423	31,273
	ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4,5]	1,531,102	11,820
			89,307

Industrials 0.12%
	Zipline International, Inc., Series G, preferred shares[2,4,5]	1,192,000	50,000
	Workrise Technologies, Inc., Series E, preferred shares[2,4,5]	95,423	16,495
	Einride AB, Series B, preferred shares[1,2,4,5]	1,334,588	12,211
	Einride AB, Series A, preferred shares[1,2,4,5]	11,990	110
	Jungheinrich AG, nonvoting preferred shares	142,902	4,960
	Relativity Space, Inc., Series D, preferred shares[2,4,5]	2,143,751	21
	Relativity Space, Inc., Series E, preferred shares[2,4,5]	464,197	5
			83,802

Real estate 0.08%
	QuintoAndar, Ltd., Series E-1, preference shares[2,4,5]	244,733	53,021

13	SMALLCAP World Fund

Preferred securities (continued)		Shares	Value (000)

Consumer discretionary 0.01%
	StockX, Inc., Series E-1, preferred shares[2,4,5]	222,222	$6,407
	StockX, Inc., Series AA, preferred shares[2,4,5]	57,338	1,653
	StockX, Inc., Series B, preferred shares[2,4,5]	3,094	89
			8,149
	Total preferred securities (cost: $650,037,000)		531,708
Rights & warrants 0.00%
Industrials 0.00%
	Momentus, Inc., warrants, expire 8/12/2026[2]	2,225,000	54

Information technology 0.00%
	Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4,5]	1,163,990	— [6]
	Kandou Holding SA, warrants, expire 8/18/2028[2,4,5]	2,257,143	— [6]
	Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029[2,4,5]	1	— [6]
			— [6]
	Total rights & warrants (cost: $3,081,000)		54
Convertible stocks 0.10%
Utilities 0.05%
	TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares[4,5]	300,000	30,000
	TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares[4,5]	137,515	6,876
			36,876

Information technology 0.03%
	Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]	14,888,589	15,038
	Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4,5]	935,103	944
	Tarana Wireless, Inc., Class 7A, convertible preferred shares[4,5]	935,103	944
	RealSelf, Inc., Series C, convertible preferred shares[1,2,4,5]	3,468,862	2,845
			19,771

Health care 0.02%
	Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares[4,5]	16,666,666	12,667

Industrials 0.00%
	ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[4,5]	1,427,680	998
	ABL Space Systems Co., Class A-8, noncumulative convertible preferred shares[4,5]	881,856	616
			1,614
	Total convertible stocks (cost: $123,522,000)		70,928
Convertible bonds & notes 0.07%		Principal amount (000)
Information technology 0.06%
	Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030[1]	USD5,000	4,787
	PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028[4,5,9]	24,478	28,955
	Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	26,640	5,994
			39,736

Real estate 0.01%
	Genova Property Group AB, convertible notes, 6.75% 3/19/2029[4]	SEK20,000	2,288

Health care 0.00%
	ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[1,4,5]	USD2,000	2,133
	Total convertible bonds & notes (cost: $48,462,000)		44,157

SMALLCAP World Fund	14

Bonds, notes & other debt instruments 0.01%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 0.01%
Information technology 0.01%
Kandou Holding SA, Term Loan, 7.00% 12/1/2025[4,5,10]	USD5,000	$5,000
Total bonds, notes & other debt instruments (cost: $5,000,000)		5,000

Short-term securities 5.16%	Shares
Money market investments 4.48%
Capital Group Central Cash Fund 4.33%[1,11]	30,792,782	3,079,278

Money market investments purchased with collateral from securities on loan 0.68%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[11,12]	79,086,176	79,086
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.23%[11,12]	65,000,000	65,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.21%[11,12]	65,000,000	65,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[11,12]	60,400,000	60,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.27%[11,12]	55,700,000	55,700
Fidelity Investments Money Market Government Portfolio, Class I 4.23%[11,12]	46,400,000	46,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22%[11,12]	41,800,000	41,800
Capital Group Central Cash Fund 4.33%[1,11,12]	327,813	32,782
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.26%[11,12]	18,500,000	18,500
		464,668
Total short-term securities (cost: $3,543,969,000)		3,543,946
Total investment securities 100.74% (cost: $53,980,950,000)		69,168,759
Other assets less liabilities (0.74)%		(509,619)
Net assets 100.00%		$68,659,140
Investments in affiliates1

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Common stocks 25.49%
Industrials 6.21%
Diploma PLC	$637,351	$—	$19,767	$5,839	$(105,458)	$517,965	$5,385
Kadant, Inc.[3]	317,558	17	31,948	953	(1,726)	284,854	601
CSW Industrials, Inc.	369,230	—	25,759	16,555	(84,904)	275,122	467
CBIZ, Inc.[2]	269,764	48,596	92,558	(4,627)	36,009	257,184	—
Arcosa, Inc.	192,551	92,457	—	—	(47,168)	237,840	216
Enpro, Inc.	146,525	132,748	25,399	(4,948)	(12,163)	236,763	905
Enerpac Tool Group Corp., Class A	182,112	—	—	—	12,911	195,023	174
Cleanaway Waste Management, Ltd.	181,354	40,143	—	—	(37,667)	183,830	1,777
First Advantage Corp.[2,3]	134,846	114,848	2,547	(1,304)	(64,376)	181,467	—
VSE Corp.	114,515	42,961	31,171	1,868	51,173	179,346	315
Carel Industries SpA[2,3]	161,583	34,163	2,710	173	(31,113)	162,096	—
NICHIAS Corp.	119,388	57,504	—	—	(33,851)	143,041	1,713
AZZ, Inc.[2]	—	155,020	—	—	(20,027)	134,993	—
Wizz Air Holdings PLC[2,3]	116,825	33,387	20,645	(3,047)	2,751	129,271	—
Inox Wind, Ltd.[2]	144,100	34,525	—	—	(49,520)	129,105	—
Japan Elevator Service Holdings Co., Ltd.[3]	152,080	302	—	—	(23,539)	128,843	1,394

15	SMALLCAP World Fund

Investments in affiliates1 (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
DO & CO AG, non-registered shares[2]	$117,687	$—	$13,112	$6,396	$14,895	$125,866	$—
ICF International, Inc.	233,124	32,196	44,959	(9,817)	(94,517)	116,027	371
Volution Group PLC	129,743	10,478	13,036	1,558	(19,008)	109,735	1,804
SWCC Corp.[3]	33,684	66,532	—	—	(189)	100,027	1,011
Cadre Holdings, Inc.	34,426	78,348	5,305	(1,709)	(18,269)	87,491	397
Sinfonia Technology Co., Ltd.[3]	—	77,658	1,463	(54)	5,178	81,319	1,272
Instalco AB2	71,153	13,736	2,256	(488)	(19,133)	63,012	—
R&S Group Holding AG2	—	65,473	—	—	(3,233)	62,240	—
Mader Group, Ltd.	33,419	11,260	—	—	3,669	48,348	318
CECO Environmental Corp.[2]	49,600	5,409	83	(21)	(9,959)	44,946	—
Byrna Technologies, Inc.[2]	—	35,819	1,579	(645)	(4,665)	28,930	—
Karnell Group AB2	16,808	—	—	—	773	17,581	—
Einride AB2,4,5	3,169	—	—	—	841	4,010	—
AZEK Co., Inc. (The), Class A2,13	421,987	—	105,788	43,107	(26,844)	—	—
Comfort Systems USA, Inc.[13]	704,593	—	86,045	70,051	(170,054)	—	1,251
Fasadgruppen Group AB14	10,136	—	7,562	(10,138)	7,564	—	195
Green Landscaping Group AB14	26,951	—	21,544	(7,539)	2,132	—	—
Harmonic Drive Systems, Inc.[13]	126,232	11,942	49,335	(30,545)	7,469	—	210
Hensoldt AG2,3,13	209,110	3,541	221,093	94,183	96,573	—	—
Herc Holdings, Inc.[13]	104,565	233,115	75,124	(34,137)	(50,647)	—	2,153
Interpump Group SpA[2,13]	379,645	4,772	128,932	(49,481)	(31,338)	—	—
Johns Lyng Group, Ltd.[13]	57,420	—	33,121	(52,235)	32,345	—	299
Judges Scientific PLC[13]	52,141	—	19,945	(7,424)	(7,061)	—	153
Montana Aerospace AG2,13	82,182	—	5,784	(3,870)	(12,885)	—	—
Munters Group AB2,13	224,538	29,150	47,911	(32,473)	(94,528)	—	—
Saia, Inc.[2,13]	595,387	—	186,577	123,079	(202,717)	—	—
Visional, Inc.[2,3,13]	170,663	19,276	104,216	1,288	(17,449)	—	—
						4,266,275
Consumer discretionary 4.99%
TopBuild Corp. [2]	880,892	—	2,201	939	(221,492)	658,138	—
Champion Homes, Inc.[2]	189,856	231,780	—	—	(12,971)	408,665	—
Cavco Industries, Inc.[2]	273,188	9,535	—	—	60,252	342,975	—
Tube Investments of India, Ltd.	542,978	—	4,905	2,631	(208,990)	331,714	239
Lottomatica Group SpA[2]	217,650	909	38,171	10,214	111,981	302,583	—
Patrick Industries, Inc.[3]	89,628	159,801	—	—	(21,840)	227,589	1,436
YETI Holdings, Inc.[2]	214,906	—	26,397	1,172	(37,906)	151,775	—
DPC Dash, Ltd.[2]	104,884	—	—	—	27,509	132,393	—
Watches of Switzerland Group PLC[2]	113,737	9,113	—	—	(20,023)	102,827	—
Metaplanet, Inc.[2,3]	—	90,775	—	—	9,037	99,812	—
Domino’s Pizza Group PLC[2]	105,746	—	—	—	(9,250)	96,496	—
Cairn Homes PLC (GBP denominated)[2]	—	53,063	—	—	(5,630)	47,433	—
Cairn Homes PLC (EUR denominated)[2]	61,069	—	21,437	10,143	(12,528)	37,247	—
Genda, Inc.[2,3]	80,345	2,027	—	—	1,649	84,021	—
Rusta AB2	94,781	—	—	—	(15,110)	79,671	—
Auction Technology Group PLC[2]	54,588	—	—	—	18,342	72,930	—
Aditya Vision, Ltd.[2]	60,863	—	1,748	306	(7,766)	51,655	—
Malibu Boats, Inc., Class A2	62,986	—	—	—	(13,195)	49,791	—
Shoei Co., Ltd.[3]	66,850	—	—	—	(18,031)	48,819	244
Jack in the Box, Inc.[3]	74,771	—	—	—	(31,087)	43,684	1,414
Beazer Homes USA, Inc.[2]	56,716	—	—	—	(22,872)	33,844	—

SMALLCAP World Fund	16

Investments in affiliates1 (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Dine Brands Global, Inc.	$26,517	$4,591	$—	$—	$(7,859)	$23,249	$943
BNN Technology PLC[2,4]	— [6]	—	—	—	— [6]	— [6]	—
Boot Barn Holdings, Inc.[2,13]	344,641	25,733	257,148	99,892	(169,248)	—	—
CAVA Group, Inc.[2,13]	718,643	—	150,908	103,065	(273,266)	—	—
Genius Sports, Ltd.[2,13]	79,672	16,738	3,253	(287)	22,831	—	—
Melco Resorts & Entertainment, Ltd. (ADR)[2,13]	200,228	3,567	82,332	(11,788)	(39,261)	—	—
Pets at Home Group PLC[14]	140,017	—	96,220	(62,580)	18,783	—	1,127
tonies SE, Class A2,13	48,978	—	8,535	(1,187)	(6,633)	—	—
Traeger, Inc.[2,13]	23,919	—	—	—	(13,000)	—	—
Victoria PLC[14]	10,425	—	3,885	(25,646)	19,106	—	—
Wyndham Hotels & Resorts, Inc.[13]	321,018	—	24,617	7,817	45,525	—	3,145
						3,427,311
Financials 4.16%
Essent Group, Ltd.	456,771	71,200	—	—	(43,446)	484,525	4,655
360 ONE WAM, Ltd.[2]	330,578	55,208	8,109	(542)	(36,529)	340,606	—
Glacier Bancorp, Inc.	277,140	98,522	27,772	(1,367)	(14,660)	331,863	4,041
Goosehead Insurance, Inc., Class A	174,309	—	—	—	56,138	230,447	11,536
Victory Capital Holdings, Inc., Class A	177,454	1,084	—	—	7,754	186,292	2,929
Pluxee NV3	46,998	129,977	1,669	(526)	(10,165)	164,615	1,662
Skyward Specialty Insurance Group, Inc.[2]	90,112	37,813	—	—	32,293	160,218	—
JB Financial Group Co., Ltd.	125,209	24,954	1,388	(199)	628	149,204	6,860
Manappuram Finance, Ltd.	71,091	59,454	7,149	(2,975)	20,403	140,824	901
JTC PLC[2]	134,149	29,603	—	—	(25,147)	138,605	—
AUB Group, Ltd.	137,133	—	—	—	(12,764)	124,369	1,018
SiriusPoint, Ltd.[2]	71,700	14,590	—	—	17,450	103,740	—
Aptus Value Housing Finance India, Ltd.	117,137	—	—	—	(22,605)	94,532	651
IIFL Finance, Ltd.[2]	146,965	—	22,980	2,131	(42,724)	83,392	—
Home First Finance Company India, Ltd.[2]	33,900	30,809	—	—	(5,487)	59,222	—
Premium Group Co., Ltd.[3]	37,278	4,541	—	—	(2,732)	39,087	371
Hellenic Exchanges - Athens Stock Exchange SA2	17,725	—	—	—	3,001	20,726	—
BFF Bank SpA[2,13]	113,398	—	41,471	(6,983)	(18,351)	—	—
Boku, Inc.[2,5,13]	44,468	—	22,110	(4,892)	3,262	—	—
Independent Bank Group, Inc.[14]	46,293	162,254	206,814	—	(1,733)	—	389
						2,852,267
Information technology 4.49%
Insight Enterprises, Inc. [2]	561,492	61,829	74,034	(4,676)	(161,171)	383,440	—
eMemory Technology, Inc.[2]	500,365	—	43,058	18,792	(92,677)	383,422	—
Kokusai Electric Corp.	412,504	8,110	46,917	(22,235)	(90,634)	260,828	2,184
Allegro MicroSystems, Inc.[2]	114,180	124,584	—	—	12,485	251,249	—
Ncino, Inc.[2]	93,808	189,871	2,323	(403)	(54,638)	226,315	—
Impinj, Inc.[2]	346,479	120,856	—	—	(260,364)	206,971	—
Dexerials Corp.[3]	219,747	—	—	—	(28,368)	191,379	3,281
Maruwa Co., Ltd.	283,807	64,233	107,090	37,622	(103,853)	174,719	265
Viavi Solutions, Inc.[2]	125,878	5,628	—	—	30,251	161,757	—
PAR Technology Corp.[2,3]	79,165	18,618	12,443	1,938	14,014	101,292	—
PAR Technology Corp.[2,5]	43,685	—	—	—	7,768	51,453	—
Kulicke and Soffa Industries, Inc.	212,083	—	24,021	(11,083)	(39,799)	137,180	1,766
SHIFT, Inc.[2,3]	88,147	41,075	17,884	(3,251)	19,125	127,212	—
Money Forward, Inc.[2,3]	177,985	—	21,121	(16,596)	(42,823)	97,445	—
Megaport, Ltd.[2]	64,292	855	—	—	12,931	78,078	—

17	SMALLCAP World Fund

Investments in affiliates1 (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Appier Group, Inc.[3]	$20,581	$61,399	$—	$—	$(7,980)	$74,000	$59
Alphawave IP Group PLC[2,3]	32,628	23,569	—	—	(8,845)	47,352	—
Riken Keiki Co., Ltd.[3]	55,683	13,894	1,249	(508)	(21,013)	46,807	357
Tri Chemical Laboratories, Inc.[3]	63,038	—	—	—	(18,286)	44,752	586
A&D HOLON Holdings Co., Ltd.	26,355	—	3,173	(1,516)	(2,637)	19,029	203
Noventiq Holdings PLC (GDR)[2,4,8]	26,863	—	—	—	(7,871)	18,992	—
Noventiq Holdings PLC (GDR)[2,4]	25	—	—	—	(7)	18	—
ALTEN SA, non-registered shares[2,13]	211,978	—	100,015	(58,251)	13,586	—	—
Esker SA14	139,559	—	128,834	30,575	(41,300)	—	—
GFT Technologies SE2,3,13	35,308	288	11,568	(12,115)	9,041	—	—
Global Unichip Corp.[2,13]	241,391	9,066	32,897	9,857	(23,638)	—	—
Silicon Laboratories, Inc.[2,13]	175,680	35,724	39,591	1,848	3,912	—	—
SINBON Electronics Co., Ltd.[2,13]	143,736	5,694	63,093	(5,026)	(18,104)	—	—
SmartCraft ASA, Class A2,13	41,751	—	12,953	2,102	(9,272)	—	—
Softcat PLC[13]	269,109	9,956	76,071	(9,567)	2,182	—	6,740
Tanla Platforms, Ltd.[13]	79,209	—	32,132	12,121	(39,190)	—	261
Vitec Software Group AB, Class B13	164,554	—	8,947	(660)	7,943	—	423
						3,083,690
Health care 1.66%
Xenon Pharmaceuticals, Inc. [2]	206,694	20,541	19,984	1,203	(30,601)	177,853	—
NovoCure, Ltd.[2]	101,963	35,026	—	—	11,635	148,624	—
BONESUPPORT Holding AB2	158,457	—	8,011	4,589	(8,214)	146,821	—
NewAmsterdam Pharma Co. NV2,3	—	154,665	—	—	(18,563)	136,102	—
agilon health, Inc.[2]	92,639	28,234	3,835	(2,320)	18,921	133,639	—
Gubra AS2,3	95,887	—	—	—	(20,027)	75,860	—
Establishment Labs Holdings, Inc.[2,3]	58,089	18,576	2,651	(749)	(1,993)	71,272	—
Structure Therapeutics, Inc. (ADR)[2,3]	189,715	6,262	20,455	(21,870)	(90,368)	63,284	—
Surgical Science Sweden AB2,3	40,953	—	—	—	(832)	40,121	—
KalVista Pharmaceuticals, Inc.[2]	39,072	—	2,374	52	(81)	36,669	—
Entero Healthcare Solutions, Ltd.[2]	32,642	5,519	—	—	(6,832)	31,329	—
Rapport Therapeutics, Inc.[2,3]	53,300	—	—	—	(27,197)	26,103	—
Semler Scientific, Inc.[2,3]	—	38,203	—	—	(15,767)	22,436	—
Allogene Therapeutics, Inc.[2]	19,310	15,277	855	(860)	(14,965)	17,907	—
Vicore Pharma Holding AB2	—	10,033	—	—	(1,763)	8,270	—
Haemonetics Corp.[2,13]	206,241	20,804	91,569	2,230	(49,470)	—	—
Praxis Precision Medicines, Inc.[2,13]	51,099	—	5,363	(2,768)	(14,632)	—	—
Tandem Diabetes Care, Inc.[2,13]	165,549	2,783	101,471	(42,902)	(9,263)	—	—
						1,136,290
Materials 1.23%
APL Apollo Tubes, Ltd. [2]	283,527	—	—	—	(16,214)	267,313	—
Sandstorm Gold, Ltd.	142,777	—	—	—	36,884	179,661	678
Materion Corp.	162,480	19,152	—	—	(48,055)	133,577	438
Ramkrishna Forgings, Ltd.	146,822	20,977	—	—	(40,851)	126,948	145
SigmaRoc PLC[2]	—	81,616	—	—	22,403	104,019	—
Asahi Yukizai Corp.	40,066	—	—	—	(5,911)	34,155	513
Fujimi, Inc.[13]	73,220	—	33,100	(6,698)	(6,542)	—	512
Major Drilling Group International, Inc.[14]	27,726	—	26,820	(1,949)	1,043	—	—
MEC Co., Ltd.[13]	41,325	—	11,785	(6,433)	(9,142)	—	254
Sumitomo Bakelite Co., Ltd.[13]	142,688	—	21,482	(866)	(26,621)	—	1,387
						845,673

SMALLCAP World Fund	18

Investments in affiliates1 (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Consumer staples 0.67%
Kotobuki Spirits Co., Ltd.	$149,054	$15,451	$9,076	$(2,282)	$45,268	$198,415	$2,258
Redcare Pharmacy NV, non-registered shares[2,3]	172,116	32,240	37,964	(3,328)	(16,959)	146,105	—
WK Kellogg Co.[3]	28,676	54,978	—	—	4,281	87,935	1,242
Humble Group AB2	34,618	3,068	—	—	(9,523)	28,163	—
Grocery Outlet Holding Corp.[2,13]	139,316	—	60,443	(67,515)	38,405	—	—
						460,618
Communication services 0.96%
Nippon Television Holdings, Inc.	110,883	129,886	—	—	49,855	290,624	2,818
Magnite, Inc.[2]	—	175,245	—	—	(45,320)	129,925	—
Baltic Classifieds Group PLC	119,099	—	—	—	(5,108)	113,991	364
Trustpilot Group PLC[2]	31,743	44,304	—	—	(6,904)	69,143	—
Future PLC	77,335	—	2,457	353	(21,835)	53,396	238
						657,079
Energy 0.67%
MEG Energy Corp. [3]	263,996	10,098	15,248	(4,824)	(14,354)	239,668	1,982
Weatherford International	96,874	210,173	9,307	(1,501)	(86,226)	210,013	1,381
Savannah Energy PLC[2,3]	26,989	2,080	—	—	(17,919)	11,150	—
Vallourec SA2,3,13	198,929	—	34,909	7,553	42,243	—	—
						460,831
Real estate 0.45%
Altus Group, Ltd.	143,576	2,702	23,822	1,093	(17,212)	106,337	681
UMH Properties, Inc. REIT	35,323	54,216	—	—	(2,870)	86,669	1,293
Poly Property Services Co., Ltd., Class H2	—	47,767	—	—	(1,606)	46,161	—
SRE Holdings Corp.[3]	39,823	—	3,466	(6,059)	(6,536)	23,762	115
Prisma Properties AB2	25,775	—	—	—	(2,491)	23,284	—
K-Fast Holding AB, Class B2	46,247	—	—	—	(23,516)	22,731	—
Embassy Office Parks REIT[13]	232,579	—	36,576	(1,176)	(17,699)	—	6,330
Safestore Holdings PLC REIT[13]	132,224	21,159	35,732	(5,799)	(32,278)	—	2,477
						308,944
Utilities 0.00%
Mytrah Energy, Ltd. [2,4]	— [6]	—	—	—	— [6]	— [6]	—
Total common stocks						17,498,978
Preferred securities 0.17%
Information technology 0.06%
Skyryse, Inc., Series B, preferred shares [2,4,5]	36,627	—	—	—	4,073	40,700	—
Financials 0.07%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4,5]	47,941	—	—	—	4,800	52,741	—
Health care 0.02%
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares [2,4,5]	10,565	—	—	—	1,255	11,820	—
Industrials 0.02%
Einride AB, Series B, preferred shares [2,4,5]	9,649	—	—	—	2,562	12,211	—
Einride AB, Series A, preferred shares[2,4,5]	87	—	—	—	23	110	—
						12,321
Total preferred securities						117,582

19	SMALLCAP World Fund

Investments in affiliates1 (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Convertible stocks 0.00%
Information technology 0.00%
RealSelf, Inc., Series C, convertible preferred shares [2,4,5]	$3,746	$—	$—	$—	$(901)	$2,845	$—
Convertible bonds & notes 0.01%
Information technology 0.01%
Alphawave IP Group PLC	—	5,000	—	—	(213)	4,787	54
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028[4,5,9,13]	26,787	627	—	—	1,541	—	630
						4,787
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025 [4,5]	2,000	—	—	—	133	2,133	80
Total convertible bonds & notes						6,920
Short-term securities 4.53%
Money market investments 4.48%
Capital Group Central Cash Fund 4.33% [11]	3,396,935	4,022,216	4,339,293	78	(658)	3,079,278	70,708
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 4.33% [11,12]	39,774		6,992 [15]			32,782	— [16]
Total short-term securities						3,112,060
Total 30.20%				$36,106	$(3,396,021)	$20,738,385	$178,645
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PsiQuantum Corp., Series D, preferred shares[2,4]	5/28/2021	$35,000	$54,885	0.08%
QuintoAndar, Ltd., Series E-1, preference shares[2,4]	12/20/2021	50,000	53,021	0.08
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4]	1/28/2021	48,694	52,741	0.08
PAR Technology Corp.[1,2]	3/8/2024	32,420	51,453	0.08
Pine Labs Pte., Ltd.[2,4]	5/12/2021	28,710	29,386	0.04
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4]	5/12/2021	21,290	21,792	0.03
Zipline International, Inc., Series G, preferred shares[2,4]	6/7/2024	50,000	50,000	0.07
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4]	8/10/2021	50,000	46,214	0.07
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	40,700	40,700	0.06
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares[4]	8/27/2024	26,492	30,000	0.04
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares[4]	8/21/2024	6,412	6,876	0.01
BridgeBio Pharma, Inc.[2]	9/25/2023	26,333	33,383	0.05
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4]	5/13/2022-7/18/2022	23,684	31,273	0.05
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028[4,9]	5/29/2024-3/17/2025	26,191	28,955	0.04
SiFive, Inc., Series F, preferred shares[2,4]	3/16/2022	25,000	27,475	0.04
Dock, Ltd.[2,4]	10/19/2020	26,000	22,199	0.03
KRY International AB, Series A2,4	5/13/2021	60,425	21,308	0.03
Boku, Inc.[2]	2/11/2021-9/21/2021	21,582	20,728	0.03
ANDPAD, Inc., Series D, preferred shares[2,4]	6/30/2022	19,506	20,646	0.03
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179	15,038	0.03

SMALLCAP World Fund	20

Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4]	6/27/2023	$1,000	$944	0.00%[17]
Tarana Wireless, Inc., Class 7A, convertible preferred shares[4]	4/4/2024	1,000	944	0.00 [17]
Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029[2,4]	4/4/2024	— [6]	— [6]	0.00 [17]
Workrise Technologies, Inc., Series E, preferred shares[2,4]	3/8/2021	40,000	16,495	0.02
Einride AB, Series B, preferred shares[1,2,4]	3/23/2021-5/6/2021	18,753	12,211	0.02
Einride AB1,2,4	7/16/2021-2/1/2023	10,542	4,010	0.00 [17]
Einride AB, Series A, preferred shares[1,2,4]	10/11/2021	311	110	0.00 [17]
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4]	4/26/2021	15,101	11,820	0.02
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[1,4]	12/1/2022	2,000	2,133	0.00 [17]
Patreon, Inc., Series E, preferred shares[2,4]	9/1/2020	11,944	8,812	0.01
Patreon, Inc., Class B2,4	10/26/2020-10/27/2020	3,255	2,397	0.01
Patreon, Inc., Series SEED, noncumulative preferred shares[2,4]	9/16/2020	2,790	2,058	0.00 [17]
StockX, Inc., Series E-1, preferred shares[2,4]	4/15/2021	20,000	6,407	0.01
StockX, Inc.[2,4]	4/5/2021	14,682	4,664	0.01
StockX, Inc., Series AA, preferred shares[2,4]	4/5/2021	5,203	1,653	0.00 [17]
StockX, Inc., Series B, preferred shares[2,4]	4/5/2021	281	89	0.00 [17]
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares[4]	8/27/2024	20,000	12,667	0.02
Yotpo, Ltd., Series F, preferred shares[2,4]	2/25/2021	18,329	6,750	0.01
Yotpo, Ltd.[2,4]	3/16/2021	5,475	2,122	0.01
Yotpo, Ltd., Series B, preferred shares[2,4]	3/16/2021	2,322	900	0.00 [17]
Yotpo, Ltd., Series C, preferred shares[2,4]	3/16/2021	2,211	857	0.00 [17]
Yotpo, Ltd., Series A-1, preferred shares[2,4]	3/16/2021	1,483	575	0.00 [17]
Yotpo, Ltd., Series A, preferred shares[2,4]	3/16/2021	723	280	0.00 [17]
Yotpo, Ltd., Series C-1, preferred shares[2,4]	3/16/2021	613	237	0.00 [17]
Yotpo, Ltd., Series D, preferred shares[2,4]	3/16/2021	342	132	0.00 [17]
Yotpo, Ltd., Series B-1, preferred shares[2,4]	3/16/2021	273	106	0.00 [17]
Outreach Corp., Series G, preferred shares[2,4]	5/27/2021	45,482	11,111	0.02
Kandou Holding SA, Term Loan, 7.00% 12/1/2025[4,10]	8/20/2024	5,000	5,000	0.01
Kandou Holding SA, Series D, preferred shares[2,4]	11/17/2021-8/18/2023	30,800	1,232	0.00 [17]
Kandou Holding SA, warrants, expire 8/18/2028[2,4]	8/18/2023	— [6]	— [6]	0.00 [17]
RealSelf, Inc., Series C, convertible preferred shares[1,2,4]	4/18/2018	19,000	2,845	0.00 [17]
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[4]	12/14/2023	2,439	998	0.00 [17]
ABL Space Systems Co., Class A-8, noncumulative convertible preferred shares[4]	3/24/2021	35,000	616	0.00 [17]
Foursquare Labs, Inc., Series A2,4	12/3/2013	20,000	1,399	0.00 [17]
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4]	8/22/2014	— [6]	— [6]	0.00 [17]
Relativity Space, Inc., Series D, preferred shares[2,4]	11/20/2020	32,000	21	0.00 [17]
Relativity Space, Inc., Series E, preferred shares[2,4]	5/27/2021	10,600	5	0.00 [17]
Total		$1,029,572	$780,673	1.14%

21	SMALLCAP World Fund

[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]
All or a portion of this security was on loan. The total value of all such securities was $1,139,452,000, which represented 1.66% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $780,673,000, which represented 1.14% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $12,205,000, which represented 0.02% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,992,000, which represented
0.03% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,000,000, which represented 0.01% of the net assets of the fund.

[11]	Rate represents the seven-day yield at 3/31/2025.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2025. Refer to the investment portfolio for the security value at 3/31/2025.
[14]	Affiliated issuer during the reporting period but no longer held at 3/31/2025.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[17]	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SEK = Swedish kronor
USD = U.S. dollars
Refer to the notes to financial statements.

SMALLCAP World Fund	22

Financial statements
Statement of assets and liabilities at March 31, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $1,139,452 of investment securities on loan):
Unaffiliated issuers (cost: $36,210,033)	$48,430,374
Affiliated issuers (cost: $17,770,917)	20,738,385	$69,168,759
Cash		20,254
Cash denominated in currencies other than U.S. dollars (cost: $9,575)		9,560
Receivables for:
Sales of investments	189,839
Sales of fund’s shares	177,316
Dividends and interest	114,550
Securities lending income	2,314
Other	175	484,194
		69,682,767
Liabilities:
Collateral for securities on loan		464,668
Payables for:
Purchases of investments	202,875
Repurchases of fund’s shares	53,605
Investment advisory services	36,218
Services provided by related parties	10,001
Directors’ deferred compensation	5,717
Non-U.S. taxes	249,252
Other	1,291	558,959
Net assets at March 31, 2025		$68,659,140
Net assets consist of:
Capital paid in on shares of capital stock		$53,604,710
Total distributable earnings (accumulated loss)		15,054,430
Net assets at March 31, 2025		$68,659,140
Refer to the notes to financial statements.

23	SMALLCAP World Fund

Financial statements (continued)
Statement of assets and liabilities at March 31, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock — 2,000,000 shares,
$.01 par value (1,072,236 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$24,534,957	389,622	$62.97
Class C	267,791	5,251	51.00
Class T	13	— *	63.85
Class F-1	368,947	5,957	61.94
Class F-2	8,257,766	127,326	64.86
Class F-3	5,936,432	92,161	64.41
Class 529-A	1,416,147	22,870	61.92
Class 529-C	25,955	498	52.10
Class 529-E	43,910	744	59.02
Class 529-T	17	— *	63.68
Class 529-F-1	10	— *	63.56
Class 529-F-2	255,605	4,043	63.22
Class 529-F-3	48	1	63.30
Class R-1	34,686	654	53.00
Class R-2	381,941	7,181	53.19
Class R-2E	30,255	498	60.71
Class R-3	585,872	9,983	58.69
Class R-4	503,050	8,060	62.42
Class R-5E	184,823	2,903	63.67
Class R-5	248,508	3,753	66.21
Class R-6	25,582,407	390,731	65.47
*
Amount less than one thousand.
Refer to the notes to financial statements.

SMALLCAP World Fund	24

Financial statements (continued)
Statement of operations for the six months ended March 31, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $16,860; also includes $177,881 from affiliates)	$379,519
Securities lending income (net of fees)	8,593
Interest (net of non-U.S. taxes of $29; also includes $764 from affiliates)	4,420	$392,532
Fees and expenses*:
Investment advisory services	225,544
Distribution services	42,555
Transfer agent services	26,975
Administrative services	11,208
529 plan services	519
Reports to shareholders	1,159
Registration statement and prospectus	473
Directors’ compensation	426
Auditing and legal	94
Custodian	3,453
State and local taxes	1
Other	687	313,094
Net investment income		79,438
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $49,530):
Unaffiliated issuers	1,686,281
Affiliated issuers	36,106
Currency transactions	3,017	1,725,404
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $242,780):
Unaffiliated issuers	(6,474,400)
Affiliated issuers	(3,396,021)
Currency translations	(1,614)	(9,872,035)
Net realized gain (loss) and unrealized appreciation (depreciation)		(8,146,631)
Net increase (decrease) in net assets resulting from operations		$(8,067,193)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

25	SMALLCAP World Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended March 31,	Year ended September 30,
	2025**	2024

Operations:
Net investment income	$79,438	$380,991
Net realized gain (loss)	1,725,404	241,736
Net unrealized appreciation (depreciation)	(9,872,035)	12,921,795
Net increase (decrease) in net assets resulting from operations	(8,067,193)	13,544,522
Distributions paid to shareholders	(573,487)	(570,870)
Net capital share transactions	222,779	415,170
Total increase (decrease) in net assets	(8,417,901)	13,388,822
Net assets:
Beginning of period	77,077,041	63,688,219
End of period	$68,659,140	$77,077,041
*
Unaudited.
Refer to the notes to financial statements.

SMALLCAP World Fund	26

Notes to financial statementsunaudited
1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

27	SMALLCAP World Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

SMALLCAP World Fund	28

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of March 31, 2025 (dollars in thousands):

29	SMALLCAP World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$8,145,134	$7,211,935	$4,010	$15,361,079
Consumer discretionary	7,984,725	3,749,057	4,664	11,738,446
Financials	5,370,779	4,919,144	29,386	10,319,309
Information technology	5,495,074	4,270,604	47,998	9,813,676
Health care	4,957,612	3,081,962	21,308	8,060,882
Materials	1,196,233	1,087,723	—	2,283,956
Consumer staples	957,739	1,307,843	—	2,265,582
Communication services	517,888	1,408,584	—	1,926,472
Energy	1,214,079	260,284	—	1,474,363
Real estate	564,666	730,687	—	1,295,353
Utilities	325,405	108,443	— [1]	433,848
Preferred securities	46,140	4,960	480,608	531,708
Rights & warrants	54	—	— [1]	54
Convertible stocks	—	—	70,928	70,928
Convertible bonds & notes	—	10,781	33,376	44,157
Bonds, notes & other debt instruments	—	—	5,000	5,000
Short-term securities	3,543,946	—	—	3,543,946
Total	$40,319,474	$28,152,007	$697,278	$69,168,759
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended
March 31, 2025 (dollars in thousands):
	Beginning value at 10/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 3/31/2025
Investment securities	$780,767	$—	$89,958	$(89,332)	$—	$(58,842)	$(25,273)	$697,278
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at March 31, 2025								$(114,362)
1
Amount less than one thousand
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The table on the following page provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

SMALLCAP World Fund	30

	Value at 3/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$107,366	Market comparables	EV/EBITDA multiple	8.5x - 47.4x	32.1x	Increase
			Discount to EV/EBITDA multiple	25%	25%	Decrease
			EV/Sales multiple	2.0x - 7.3x	3.7x	Increase
			Discount to EV/Sales multiple	10%	10%	Decrease
			Net adjustment (increase) based on movement of market comparables	5%	5%	Increase
			Net adjustment (decrease) based on movement of market comparables	3% - 52%	50%	Decrease
			DLOM	8% - 15%	11%	Decrease
			Risk discount	15% - 20%	20%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	$70,928	Market comparables	EV/Sales multiple	1.8x - 7.3x	6.5x	Increase
			Net adjustment (decrease) based on movement of market comparables	3% - 36%	17%	Decrease
			DLOM	14%	14%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Convertible bonds & notes	$33,376	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Accreted value method	Redemption price	Not applicable	Not applicable	Not applicable
			Yield	15%	15%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Preferred securities	$480,608	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Discounted cash flow	WACC	9% - 10%	10%	Decrease
			Risk discount	10% - 95%	63%	Decrease
			Weight ascribed to discounted cash flow	50%	50%	Not applicable
		Market comparables	EV/EBITDA multiple	47.4x	47.4x	Increase
			EV/Sales multiple	2.5x - 18.0x	10.0x	Increase
			EV/Gross Profit multiple	13.9x - 17.5x	16.6x	Increase
			Net adjustment (decrease) based on movement of market comparables	30%	30%	Decrease
			Net adjustment (increase) based on movement of market comparables	6% - 37%	20%	Increase
			Discount to EV/Sales multiple	10%	10%	Decrease
			DLOM	8% - 16%	12%	Decrease
			Weight ascribed to market comparables	50%	50%	Not applicable
			Risk discount	15% - 35%	26%	Decrease
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	25%	25%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
Rights & warrants	$— [3]	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Bonds, notes & other debt instruments	$5,000	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Total	$697,278

31	SMALLCAP World Fund

1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviation(s)
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, tax, depreciation, and amortization
EV = Enterprise value
WACC = Weighted average cost of capital
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

SMALLCAP World Fund	32

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

33	SMALLCAP World Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of March 31, 2025, the total value of securities on loan was $1,139,452,000, and the total value of collateral received was $1,202,708,000. Collateral received includes cash of $464,668,000 and U.S. government securities of $738,040,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended March 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$597,950
Capital loss carryforward*	(910,931)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of March 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$19,087,988
Gross unrealized depreciation on investments	(4,590,885)
Net unrealized appreciation (depreciation) on investments	14,497,103
Cost of investments	54,671,656

SMALLCAP World Fund	34

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended March 31,	Year ended September 30,
Share class	2025	2024
Class A	$160,244	$178,041
Class C	—	323
Class T	— †	— †
Class F-1	2,288	2,923
Class F-2	83,743	84,892
Class F-3	61,318	55,699
Class 529-A	9,058	10,167
Class 529-C	—	—
Class 529-E	196	266
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	2,357	2,342
Class 529-F-3	1	— †
Class R-1	28	136
Class R-2	81	702
Class R-2E	72	110
Class R-3	2,498	3,151
Class R-4	3,571	4,312
Class R-5E	1,636	1,588
Class R-5	2,398	2,827
Class R-6	243,998	223,391
Total	$573,487	$570,870
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.583% on such assets in excess of $89 billion. For the six months ended March 31, 2025, the investment advisory services fees were $225,544,000, which were equivalent to an annualized rate of 0.604% of average daily net assets.

35	SMALLCAP World Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2025, the 529 plan services fees were $519,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

SMALLCAP World Fund	36

For the six months ended March 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$34,242	$17,873	$4,082	Not applicable
Class C	1,544	205	47	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	511	390	63	Not applicable
Class F-2	Not applicable	5,452	1,477	Not applicable
Class F-3	Not applicable	25	962	Not applicable
Class 529-A	1,768	977	235	$423
Class 529-C	145	19	4	8
Class 529-E	121	15	7	14
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	83	41	74
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	190	19	6	Not applicable
Class R-2	1,600	756	64	Not applicable
Class R-2E	102	35	5	Not applicable
Class R-3	1,617	497	97	Not applicable
Class R-4	715	296	86	Not applicable
Class R-5E	Not applicable	155	30	Not applicable
Class R-5	Not applicable	74	41	Not applicable
Class R-6	Not applicable	104	3,961	Not applicable

Total class-specific expenses	$42,555	$26,975	$11,208	$519
*
Amount less than one thousand.
Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $426,000 in the fund’s statement of operations reflects $121,000 in current fees (either paid in cash or deferred) and a net increase of $305,000 in the value of the deferred amounts.
Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $120,726,000 and $649,551,000, respectively, which generated $540,925,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2025.

37	SMALLCAP World Fund

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2025
Class A	$799,166	11,659	$157,866	2,325	$(1,965,732)	(28,743)	$(1,008,700)	(14,759)
Class C	18,894	341	—	—	(56,683)	(1,026)	(37,789)	(685)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,207	194	2,261	34	(48,654)	(722)	(33,186)	(494)
Class F-2	1,308,555	18,582	81,321	1,163	(2,264,700)	(32,992)	(874,824)	(13,247)
Class F-3	796,767	11,382	60,799	876	(684,194)	(9,820)	173,372	2,438
Class 529-A	74,974	1,111	9,056	136	(136,237)	(2,023)	(52,207)	(776)
Class 529-C	3,967	70	—	—	(8,005)	(141)	(4,038)	(71)
Class 529-E	2,444	38	195	3	(6,469)	(100)	(3,830)	(59)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	32,174	467	2,357	35	(24,623)	(359)	9,908	143
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	2,580	45	28	— †	(3,691)	(64)	(1,083)	(19)
Class R-2	33,908	589	80	1	(66,629)	(1,151)	(32,641)	(561)
Class R-2E	3,183	48	72	1	(5,623)	(85)	(2,368)	(36)
Class R-3	58,750	922	2,494	39	(86,858)	(1,361)	(25,614)	(400)
Class R-4	44,212	649	3,569	54	(96,893)	(1,427)	(49,112)	(724)
Class R-5E	24,193	349	1,636	24	(23,284)	(336)	2,545	37
Class R-5	20,124	279	2,393	33	(37,789)	(524)	(15,272)	(212)
Class R-6	2,919,982	41,597	242,455	3,438	(984,819)	(13,838)	2,177,618	31,197
Total net increase (decrease)	$6,157,080	88,322	$566,582	8,162	$(6,500,883)	(94,712)	$222,779	1,772
Refer to the end of the table for footnotes.

SMALLCAP World Fund	38

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2024
Class A	$1,597,741	24,515	$175,689	2,681	$(3,378,387)	(51,876)	$(1,604,957)	(24,680)
Class C	41,836	793	322	6	(113,842)	(2,170)	(71,684)	(1,371)
Class T	—	—	—	—	—	—	—	—
Class F-1	19,217	302	2,893	45	(102,493)	(1,600)	(80,383)	(1,253)
Class F-2	2,487,708	37,015	82,502	1,223	(2,568,847)	(37,832)	1,363	406
Class F-3	1,444,644	21,648	55,326	826	(1,051,215)	(15,877)	448,755	6,597
Class 529-A	139,685	2,180	10,164	158	(264,519)	(4,113)	(114,670)	(1,775)
Class 529-C	7,516	139	—	—	(17,723)	(330)	(10,207)	(191)
Class 529-E	3,886	64	266	4	(10,203)	(166)	(6,051)	(98)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	52,226	795	2,341	36	(45,984)	(695)	8,583	136
Class 529-F-3	40	1	— †	— †	—	—	40	1
Class R-1	12,930	257	135	2	(6,076)	(112)	6,989	147
Class R-2	63,857	1,161	701	13	(111,097)	(2,028)	(46,539)	(854)
Class R-2E	6,500	106	110	2	(6,935)	(112)	(325)	(4)
Class R-3	107,748	1,774	3,148	51	(156,277)	(2,569)	(45,381)	(744)
Class R-4	83,050	1,288	4,311	66	(166,577)	(2,576)	(79,216)	(1,222)
Class R-5E	41,340	624	1,588	24	(37,478)	(569)	5,450	79
Class R-5	28,876	423	2,823	41	(78,679)	(1,151)	(46,980)	(687)
Class R-6	3,392,262	50,546	222,082	3,263	(1,563,961)	(22,954)	2,050,383	30,855
Total net increase (decrease)	$9,531,062	143,631	$564,401	8,441	$(9,680,293)	(146,730)	$415,170	5,342
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,338,619,000 and $15,446,007,000, respectively, during the six months ended March 31, 2025.

39	SMALLCAP World Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
3/31/2025[5,6]	$70.82	$— [7]	$(7.45)	$(7.45)	$(.40 )	$—	$(.40 )	$62.97	(10.57)%[8]	$24,535	1.03%[9]	1.03%[9]	.01%[9]
9/30/2024	58.93	.23	12.08	12.31	(.42 )	—	(.42 )	70.82	21.01	28,639	1.04	1.04	.35
9/30/2023	51.99	.25	6.69	6.94	—	—	—	58.93	13.31	25,283	1.05	1.05	.42
9/30/2022	88.19	(.04 )	(28.76)	(28.80)	—	(7.40)	(7.40)	51.99	(35.39)	23,553	1.01	1.01	(.05 )
9/30/2021	66.23	(.37 )	23.60	23.23	—	(1.27)	(1.27)	88.19	35.35	38,095	1.02	1.02	(.44 )
9/30/2020	55.24	(.15 )	13.63	13.48	—	(2.49)	(2.49)	66.23	24.98	27,781	1.06	1.06	(.25 )
Class C:
3/31/2025[5,6]	57.23	(.20 )	(6.03)	(6.23)	—	—	—	51.00	(10.89)[8]	268	1.77 [9]	1.77 [9]	(.74 )[9]
9/30/2024	47.70	(.21 )	9.79	9.58	(.05 )	—	(.05 )	57.23	20.11	340	1.78	1.78	(.40 )
9/30/2023	42.40	(.16 )	5.46	5.30	—	—	—	47.70	12.48	349	1.79	1.79	(.34 )
9/30/2022	73.86	(.46 )	(23.60)	(24.06)	—	(7.40)	(7.40)	42.40	(35.86)	378	1.75	1.75	(.81 )
9/30/2021	56.04	(.82 )	19.91	19.09	—	(1.27)	(1.27)	73.86	34.36	713	1.75	1.75	(1.18)
9/30/2020	47.42	(.48 )	11.59	11.11	—	(2.49)	(2.49)	56.04	24.07	575	1.79	1.79	(.97 )
Class T:
3/31/2025[5,6]	71.92	.10	(7.56)	(7.46)	(.61 )	—	(.61 )	63.85	(10.44)[8,10]	— [11]	.75 [9,10]	.75 [9,10]	.30 [9,10]
9/30/2024	59.82	.43	12.27	12.70	(.60 )	—	(.60 )	71.92	21.35 [10]	— [11]	.75 [10]	.75 [10]	.64 [10]
9/30/2023	52.73	.42	6.79	7.21	(.12 )	—	(.12 )	59.82	13.63 [10]	— [11]	.77 [10]	.77 [10]	.70 [10]
9/30/2022	89.14	.13	(29.14)	(29.01)	—	(7.40)	(7.40)	52.73	(35.21)[10]	— [11]	.76 [10]	.76 [10]	.19 [10]
9/30/2021	66.78	(.18 )	23.81	23.63	—	(1.27)	(1.27)	89.14	35.64 [10]	— [11]	.79 [10]	.79 [10]	(.21 )[10]
9/30/2020	55.54	— [7]	13.73	13.73	—	(2.49)	(2.49)	66.78	25.30 [10]	— [11]	.81 [10]	.81 [10]	— [10,12]
Class F-1:
3/31/2025[5,6]	69.65	(.01 )	(7.33)	(7.34)	(.37 )	—	(.37 )	61.94	(10.58)[8]	369	1.08 [9]	1.08 [9]	(.04 )[9]
9/30/2024	57.95	.19	11.90	12.09	(.39 )	—	(.39 )	69.65	20.96	449	1.08	1.08	.30
9/30/2023	51.14	.22	6.59	6.81	—	—	—	57.95	13.25	446	1.08	1.08	.38
9/30/2022	86.92	(.07 )	(28.31)	(28.38)	—	(7.40)	(7.40)	51.14	(35.41)	454	1.05	1.05	(.10 )
9/30/2021	65.31	(.39 )	23.27	22.88	—	(1.27)	(1.27)	86.92	35.31	791	1.05	1.05	(.48 )
9/30/2020	54.51	(.15 )	13.44	13.29	—	(2.49)	(2.49)	65.31	24.96	731	1.08	1.08	(.26 )
Class F-2:
3/31/2025[5,6]	73.03	.10	(7.68)	(7.58)	(.59 )	—	(.59 )	64.86	(10.43)[8]	8,258	.76 [9]	.76 [9]	.28 [9]
9/30/2024	60.74	.42	12.47	12.89	(.60 )	—	(.60 )	73.03	21.32	10,266.77		.77	.62
9/30/2023	53.55	.43	6.88	7.31	(.12 )	—	(.12 )	60.74	13.64	8,514.77		.77	.70
9/30/2022	90.40	.14	(29.59)	(29.45)	—	(7.40)	(7.40)	53.55	(35.23)	7,311.76		.76	.20
9/30/2021	67.69	(.15 )	24.13	23.98	—	(1.27)	(1.27)	90.40	35.69	10,659.76		.76	(.18 )
9/30/2020	56.26	.01	13.91	13.92	—	(2.49)	(2.49)	67.69	25.32	6,608.79		.79	.02
Class F-3:
3/31/2025[5,6]	72.58	.14	(7.64)	(7.50)	(.67 )	—	(.67 )	64.41	(10.40)[8]	5,936	.65 [9]	.65 [9]	.40 [9]
9/30/2024	60.36	.50	12.38	12.88	(.66 )	—	(.66 )	72.58	21.46	6,512.66		.66	.74
9/30/2023	53.22	.50	6.83	7.33	(.19 )	—	(.19 )	60.36	13.75	5,018.66		.66	.82
9/30/2022	89.80	.22	(29.40)	(29.18)	—	(7.40)	(7.40)	53.22	(35.14)	3,904.65		.65	.32
9/30/2021	67.18	(.07 )	23.96	23.89	—	(1.27)	(1.27)	89.80	35.83	5,382.66		.66	(.08 )
9/30/2020	55.80	.07	13.80	13.87	—	(2.49)	(2.49)	67.18	25.44	3,065.68		.68	.12
Class 529-A:
3/31/2025[5,6]	69.64	— [7]	(7.33)	(7.33)	(.39 )	—	(.39 )	61.92	(10.57)[8]	1,416	1.05 [9]	1.05 [9]	(.01 )[9]
9/30/2024	57.95	.20	11.90	12.10	(.41 )	—	(.41 )	69.64	20.95	1,647	1.07	1.07	.32
9/30/2023	51.14	.23	6.58	6.81	—	—	—	57.95	13.27	1,473	1.08	1.08	.39
9/30/2022	86.91	(.05 )	(28.32)	(28.37)	—	(7.40)	(7.40)	51.14	(35.40)	1,378	1.04	1.04	(.08 )
9/30/2021	65.29	(.38 )	23.27	22.89	—	(1.27)	(1.27)	86.91	35.31	2,227	1.04	1.04	(.47 )
9/30/2020	54.51	(.16 )	13.43	13.27	—	(2.49)	(2.49)	65.29	24.95	1,662	1.09	1.09	(.28 )
Refer to the end of the table for footnotes.

SMALLCAP World Fund	40

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2025[5,6]	$58.47	$(.22 )	$(6.15)	$(6.37)	$—	$—	$—	$52.10	(10.91)%[8]	$26	1.80%[9]	1.80%[9]	(.76 )%[9]
9/30/2024	48.72	(.23 )	9.98	9.75	—	—	—	58.47	20.08	33	1.81	1.81	(.44 )
9/30/2023	43.33	(.20 )	5.59	5.39	—	—	—	48.72	12.39	37	1.86	1.86	(.40 )
9/30/2022	75.34	(.51 )	(24.10)	(24.61)	—	(7.40)	(7.40)	43.33	(35.90)	44	1.81	1.81	(.87 )
9/30/2021	57.17	(.86 )	20.30	19.44	—	(1.27)	(1.27)	75.34	34.30	89	1.79	1.79	(1.22)
9/30/2020	48.35	(.49 )	11.80	11.31	—	(2.49)	(2.49)	57.17	24.02	86	1.84	1.84	(.99 )
Class 529-E:
3/31/2025[5,6]	66.32	(.07 )	(6.98)	(7.05)	(.25 )	—	(.25 )	59.02	(10.66)[8]	44	1.25 [9]	1.25 [9]	(.21 )[9]
9/30/2024	55.22	.08	11.32	11.40	(.30 )	—	(.30 )	66.32	20.73	53	1.26	1.26	.12
9/30/2023	48.83	.11	6.28	6.39	—	—	—	55.22	13.04	50	1.27	1.27	.19
9/30/2022	83.48	(.19 )	(27.06)	(27.25)	—	(7.40)	(7.40)	48.83	(35.53)	48	1.25	1.25	(.29 )
9/30/2021	62.89	(.53 )	22.39	21.86	—	(1.27)	(1.27)	83.48	35.04	81	1.26	1.26	(.68 )
9/30/2020	52.68	(.26 )	12.96	12.70	—	(2.49)	(2.49)	62.89	24.70	62	1.28	1.28	(.47 )
Class 529-T:
3/31/2025[5,6]	71.69	.07	(7.53)	(7.46)	(.55 )	—	(.55 )	63.68	(10.47)[8,10]	— [11]	.83 [9,10]	.83 [9,10]	.21 [9,10]
9/30/2024	59.65	.37	12.24	12.61	(.57 )	—	(.57 )	71.69	21.26 [10]	— [11]	.83 [10]	.83 [10]	.57 [10]
9/30/2023	52.59	.39	6.76	7.15	(.09 )	—	(.09 )	59.65	13.55 [10]	— [11]	.83 [10]	.83 [10]	.64 [10]
9/30/2022	88.95	.10	(29.06)	(28.96)	—	(7.40)	(7.40)	52.59	(35.24)[10]	— [11]	.81 [10]	.81 [10]	.15 [10]
9/30/2021	66.67	(.22 )	23.77	23.55	—	(1.27)	(1.27)	88.95	35.60 [10]	— [11]	.84 [10]	.84 [10]	(.26 )[10]
9/30/2020	55.49	(.03 )	13.70	13.67	—	(2.49)	(2.49)	66.67	25.21 [10]	— [11]	.85 [10]	.85 [10]	(.05 )[10]
Class 529-F-1:
3/31/2025[5,6]	71.53	.05	(7.52)	(7.47)	(.50 )	—	(.50 )	63.56	(10.51)[8,10]	— [11]	.90 [9,10]	.90 [9,10]	.15 [9,10]
9/30/2024	59.51	.32	12.21	12.53	(.51 )	—	(.51 )	71.53	21.17 [10]	— [11]	.90 [10]	.90 [10]	.49 [10]
9/30/2023	52.48	.34	6.74	7.08	(.05 )	—	(.05 )	59.51	13.48 [10]	— [11]	.90 [10]	.90 [10]	.56 [10]
9/30/2022	88.82	.06	(29.00)	(28.94)	—	(7.40)	(7.40)	52.48	(35.28)[10]	— [11]	.87 [10]	.87 [10]	.09 [10]
9/30/2021	66.57	(.29 )	23.81	23.52	—	(1.27)	(1.27)	88.82	35.60 [10]	— [11]	.80 [10]	.80 [10]	(.42 )[10]
9/30/2020	55.41	(.03 )	13.68	13.65	—	(2.49)	(2.49)	66.57	25.21	181.86		.86	(.05 )
Class 529-F-2:
3/31/2025[5,6]	71.21	.10	(7.50)	(7.40)	(.59 )	—	(.59 )	63.22	(10.45)[8]	256	.76 [9]	.76 [9]	.29 [9]
9/30/2024	59.25	.41	12.16	12.57	(.61 )	—	(.61 )	71.21	21.32	278.77		.77	.63
9/30/2023	52.24	.43	6.71	7.14	(.13 )	—	(.13 )	59.25	13.65	223.75		.75	.72
9/30/2022	88.37	.14	(28.87)	(28.73)	—	(7.40)	(7.40)	52.24	(35.22)	190.76		.76	.21
9/30/2021[5,13]	65.50	(.16 )	24.30	24.14	—	(1.27)	(1.27)	88.37	37.11 [8]	274	.80 [9]	.80 [9]	(.21 )[9]
Class 529-F-3:
3/31/2025[5,6]	71.32	.12	(7.50)	(7.38)	(.64 )	—	(.64 )	63.30	(10.42)[8]	— [11]	.70 [9]	.70 [9]	.35 [9]
9/30/2024	59.33	.59	12.02	12.61	(.62 )	—	(.62 )	71.32	21.40	— [11]	.71	.71	.89
9/30/2023	52.32	.44	6.72	7.16	(.15 )	—	(.15 )	59.33	13.66	— [11]	.73	.73	.74
9/30/2022	88.45	.17	(28.90)	(28.73)	—	(7.40)	(7.40)	52.32	(35.19)	— [11]	.71	.71	.25
9/30/2021[5,13]	65.50	(.09 )	24.31	24.22	—	(1.27)	(1.27)	88.45	37.23 [8]	— [11]	.76 [9]	.71 [9]	(.12 )[9]
Class R-1:
3/31/2025[5,6]	59.51	(.20 )	(6.27)	(6.47)	(.04 )	—	(.04 )	53.00	(10.88)[8]	35	1.75 [9]	1.75 [9]	(.70 )[9]
9/30/2024	49.73	(.19 )	10.17	9.98	(.20 )	—	(.20 )	59.51	20.15	40	1.75	1.75	(.35 )
9/30/2023	44.18	(.14 )	5.69	5.55	—	—	—	49.73	12.52	26	1.75	1.75	(.28 )
9/30/2022	76.62	(.45 )	(24.59)	(25.04)	—	(7.40)	(7.40)	44.18	(35.86)	24	1.74	1.74	(.77 )
9/30/2021	58.09	(.85 )	20.65	19.80	—	(1.27)	(1.27)	76.62	34.35	36	1.75	1.75	(1.18)
9/30/2020	49.08	(.50 )	12.00	11.50	—	(2.49)	(2.49)	58.09	24.07	28	1.79	1.79	(.98 )
Refer to the end of the table for footnotes.

41	SMALLCAP World Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2025[5,6]	$59.69	$(.20 )	$(6.29)	$(6.49)	$(.01 )	$—	$(.01 )	$53.19	(10.89)%[8]	$382	1.75%[9]	1.75%[9]	(.71 )%[9]
9/30/2024	49.78	(.20 )	10.19	9.99	(.08 )	—	(.08 )	59.69	20.15	462	1.75	1.75	(.36 )
9/30/2023	44.23	(.15 )	5.70	5.55	—	—	—	49.78	12.50	428	1.76	1.76	(.29 )
9/30/2022	76.71	(.48 )	(24.60)	(25.08)	—	(7.40)	(7.40)	44.23	(35.87)	412	1.76	1.76	(.81 )
9/30/2021	58.16	(.85 )	20.67	19.82	—	(1.27)	(1.27)	76.71	34.37	719	1.75	1.75	(1.17)
9/30/2020	49.12	(.49 )	12.02	11.53	—	(2.49)	(2.49)	58.16	24.09	588	1.78	1.78	(.97 )
Class R-2E:
3/31/2025[5,6]	68.16	(.14 )	(7.17)	(7.31)	(.14 )	—	(.14 )	60.71	(10.74)[8]	30	1.46 [9]	1.46 [9]	(.41 )[9]
9/30/2024	56.77	(.04 )	11.63	11.59	(.20 )	—	(.20 )	68.16	20.49	36	1.46	1.46	(.06 )
9/30/2023	50.29	.01	6.47	6.48	—	—	—	56.77	12.85	31	1.46	1.46	.01
9/30/2022	85.92	(.34 )	(27.89)	(28.23)	—	(7.40)	(7.40)	50.29	(35.67)	27	1.46	1.46	(.51 )
9/30/2021	64.83	(.71 )	23.07	22.36	—	(1.27)	(1.27)	85.92	34.76	48	1.46	1.46	(.88 )
9/30/2020	54.34	(.38 )	13.36	12.98	—	(2.49)	(2.49)	64.83	24.46	35	1.48	1.48	(.67 )
Class R-3:
3/31/2025[5,6]	65.96	(.08 )	(6.94)	(7.02)	(.25 )	—	(.25 )	58.69	(10.67)[8]	586	1.30 [9]	1.30 [9]	(.26 )[9]
9/30/2024	54.93	.05	11.27	11.32	(.29 )	—	(.29 )	65.96	20.67	685	1.30	1.30	.09
9/30/2023	48.59	.09	6.25	6.34	—	—	—	54.93	13.03	611	1.31	1.31	.16
9/30/2022	83.16	(.23 )	(26.94)	(27.17)	—	(7.40)	(7.40)	48.59	(35.58)	587	1.31	1.31	(.35 )
9/30/2021	62.68	(.57 )	22.32	21.75	—	(1.27)	(1.27)	83.16	34.95	978	1.31	1.31	(.73 )
9/30/2020	52.54	(.28 )	12.91	12.63	—	(2.49)	(2.49)	62.68	24.65	806	1.33	1.33	(.52 )
Class R-4:
3/31/2025[5,6]	70.21	.01	(7.38)	(7.37)	(.42 )	—	(.42 )	62.42	(10.54)[8]	503	1.00 [9]	1.00 [9]	.04 [9]
9/30/2024	58.42	.25	11.98	12.23	(.44 )	—	(.44 )	70.21	21.04	617	1.00	1.00	.38
9/30/2023	51.52	.27	6.63	6.90	—	—	—	58.42	13.35	585	1.01	1.01	.45
9/30/2022	87.46	(.04 )	(28.50)	(28.54)	—	(7.40)	(7.40)	51.52	(35.38)	583	1.01	1.01	(.05 )
9/30/2021	65.68	(.35 )	23.40	23.05	—	(1.27)	(1.27)	87.46	35.37	987	1.01	1.01	(.43 )
9/30/2020	54.78	(.12 )	13.51	13.39	—	(2.49)	(2.49)	65.68	25.03	835	1.02	1.02	(.21 )
Class R-5E:
3/31/2025[5,6]	71.69	.09	(7.54)	(7.45)	(.57 )	—	(.57 )	63.67	(10.45)[8]	185	.80 [9]	.80 [9]	.25 [9]
9/30/2024	59.64	.39	12.23	12.62	(.57 )	—	(.57 )	71.69	21.29	205.81		.81	.59
9/30/2023	52.58	.40	6.76	7.16	(.10 )	—	(.10 )	59.64	13.56	166.81		.81	.66
9/30/2022	88.94	.11	(29.07)	(28.96)	—	(7.40)	(7.40)	52.58	(35.24)	138.81		.81	.17
9/30/2021	66.64	(.19 )	23.76	23.57	—	(1.27)	(1.27)	88.94	35.63	188.80		.80	(.22 )
9/30/2020	55.44	(.01 )	13.70	13.69	—	(2.49)	(2.49)	66.64	25.28	84.82		.82	(.02 )
Class R-5:
3/31/2025[5,6]	74.56	.12	(7.84)	(7.72)	(.63 )	—	(.63 )	66.21	(10.42)[8]	248	.70 [9]	.70 [9]	.34 [9]
9/30/2024	61.99	.46	12.74	13.20	(.63 )	—	(.63 )	74.56	21.41	296.71		.71	.68
9/30/2023	54.65	.47	7.02	7.49	(.15 )	—	(.15 )	61.99	13.68	288.71		.71	.75
9/30/2022	92.04	.18	(30.17)	(29.99)	—	(7.40)	(7.40)	54.65	(35.18)	288.70		.70	.25
9/30/2021	68.86	(.11 )	24.56	24.45	—	(1.27)	(1.27)	92.04	35.77	510.71		.71	(.13 )
9/30/2020	57.16	.06	14.13	14.19	—	(2.49)	(2.49)	68.86	25.40	406.72		.72	.09
Class R-6:
3/31/2025[5,6]	73.76	.15	(7.77)	(7.62)	(.67 )	—	(.67 )	65.47	(10.40)[8]	25,582	.65 [9]	.65 [9]	.41 [9]
9/30/2024	61.34	.50	12.58	13.08	(.66 )	—	(.66 )	73.76	21.46	26,519.66		.66	.74
9/30/2023	54.08	.50	6.95	7.45	(.19 )	—	(.19 )	61.34	13.76	20,160.66		.66	.82
9/30/2022	91.12	.23	(29.87)	(29.64)	—	(7.40)	(7.40)	54.08	(35.15)	16,261.65		.65	.33
9/30/2021	68.15	(.06 )	24.30	24.24	—	(1.27)	(1.27)	91.12	35.84	19,437.66		.66	(.07 )
9/30/2020	56.56	.08	14.00	14.08	—	(2.49)	(2.49)	68.15	25.47	11,166.67		.67	.14
Refer to the end of the table for footnotes.

SMALLCAP World Fund	42

Financial highlights (continued)

	Six months ended March 31, 2025[5,6,8]	Year ended September 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[14]	21%	32%	29%	32%	30%	38%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	Annualized.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Amount less than .01%.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

43	SMALLCAP World Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the directors’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period.

SMALLCAP World Fund	44

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the directors' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP World Fund, Inc.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 30, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: May 30, 2025